UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2019

Hong T. Le

The Income Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Income Fund of America® Semi-annual report for the six months ended January 31, 2019

Seeking high current
income through a
flexible mix of stocks
and bonds

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

The Income Fund of America seeks current income while secondarily striving for capital growth.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2018 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–10.58%	3.67%	8.84%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.55% for Class A shares as of the prospectus dated October 1, 2018 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

In a challenging and volatile market environment, The Income Fund of America® declined 2.18% for the six months ended January 31, 2019. The fund paid dividends totaling 36 cents a share for the period. It also paid capital gains totaling 88 cents a share.

The Income Fund of America, which invests in both stocks and bonds, outpaced the broader equity market. The unmanaged Standard & Poor’s 500 Composite Index recorded a –3.00% total return. The S&P 500 is a market-capitalization weighted index based on the results of approximately 500 widely held common stocks.

The fund’s return lagged that of the bond market, as measured by the unmanaged Bloomberg Barclays U.S. Aggregate Index, which advanced 2.71%. The fund also trailed its peer group, as measured by the Lipper Income Funds Index, which declined 0.89%.

Results at a glance

For periods ended January 31, 2019, with all distributions reinvested:

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 12/1/73)[1]

The Income Fund of America (Class A shares)	–2.18%	–4.07%	6.17%	10.61%	10.77%
Standard & Poor’s 500 Composite Index	–3.00	–2.31	10.96	15.00	10.90
Bloomberg Barclays U.S. Aggregate Index[2]	2.71	2.25	2.44	3.68	7.20
65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index[3]	–0.79	–0.45	8.07	11.16	9.87
Lipper Income Funds Index[4]	–0.89	–1.67	4.17	7.46	—

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Date Capital Research and Management Company became the fund’s investment adviser.
[2]	Source: Bloomberg Index Services Ltd. From December 1, 1973 through December 31, 1975, the Bloomberg Barclays U.S. Government/Credit Index was used because the Bloomberg Barclays U.S. Aggregate Index did not yet exist.
[3]	The 65%/35% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 65% and 35%, respectively. Results assume the blend is rebalanced monthly.
[4]	Source: Thomson Reuters Lipper. The inception date for the index was December 31, 1988; therefore, no lifetime return is shown. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding category.

The Income Fund of America	1

As you can see in the table on page 1, the fund has fared well against the Lipper and Bloomberg Barclays indexes over longer time frames.

Uncertainty grips market, turbulence rises

The U.S. stock market endured wild swings from gains to losses during the first half of the fiscal year, ending the period lower. The Standard & Poor’s 500 Composite Index briefly touched record highs in late September, bolstered by strong corporate profits and economic growth. However, upbeat investor sentiment soon gave way to mounting concerns about the deepening trade conflict with China and rising U.S. interest rates, sending equity prices tumbling in the fourth quarter.

Stocks rebounded strongly in January after the Federal Reserve indicated that it would hold off on any further rate hikes. Easing trade tensions, as well as the end of the U.S. government’s partial shutdown, also reduced market angst.

The shutdown, which ended in late January after 35 days, did not appear to spill over into the private sector. Employers added 304,000 jobs in January, the 100th consecutive month of job growth. Wages grew 3.2% from the previous year. Consumer spending also appeared healthy, as core retail sales rose 0.9% in November after a 0.7% increase in October. Supported by the strong labor market, the U.S. economy grew at an annualized 3.4% in the third quarter.

Given the challenging environment, we are gratified that the fund held up reasonably well, particularly in the volatile fourth quarter. From September 20, 2018 to December 24, 2018, when the S&P 500 Composite Index plummeted 19.36%, the fund fell 9.95%.

Utilities provide a boost

Investments in utilities, which tend to pay substantial dividends, delivered positive results and helped provide a relatively smooth ride for the fund, particularly during the volatile fourth quarter. AES Corp. (+22.68%), DTE Energy Co. (+8.49%) and Public Service Enterprise Group (+5.80%) all advanced for the period.

Mixed results from health care, technology shares

Holdings in the health care and information technology sectors produced mixed results. Pharmaceutical company Merck, the fund’s largest investment, rallied 13.00% after the company beat third-quarter earnings forecasts, driven by rising demand for its blockbuster cancer treatment Keytruda. Also during the period, Merck announced plans to raise its dividend and begin a $10 billion share buyback program. Among the fund’s other notable health care holdings, No. 7 holding Pfizer advanced 6.31%. However, U.K. pharmaceutical companies AstraZeneca

2	The Income Fund of America

(–5.90%), the fund’s eighth-largest position, and GlaxoSmithKline (–6.42%) both lost ground. Shares of Gilead Sciences slid 10.05% amid concerns of slowing sales of its blockbuster hepatitis C drugs.

With respect to information technology, shares of semiconductor maker Broadcom rose 20.96% after the company beat earnings for the fiscal fourth quarter and upgraded its revenue guidance for 2019, citing robust demand for its enterprise storage and networking products. Holdings of Microsoft, the fund’s second-largest position at the end of the period, slipped 1.56%. Investments in leading semiconductor maker Intel (–2.04%) and Taiwan Semiconductor Manufacturing Co. (–7.83%) also declined.

While some of the fund’s larger positions in information technology posted modest declines, a lighter concentration in the sector relative to the broader market proved to be additive to the fund’s result in relative terms. The fund had little or no exposure to the volatile but rapidly growing technology companies that led the market both up and down during the period because many don’t pay a dividend, or they pay one that’s too low to help the fund achieve its income objective.

Materials and industrials weigh on results

Returns in the materials sector were generally negative amid concerns of slowing growth in China and softening global demand. Shares of global chemical company DowDuPont, the fund’s 10th-largest holding, slid 21.75% as third-quarter earnings fell due to higher operational and restructuring costs. The company is taking steps to extract cost savings from its merger before separating into three tightly focused businesses later this year. Chemical maker LyondellBasell Industries (–21.50%) and paper and packaging products maker WestRock (–29.79%) also sustained double-digit declines.

In the industrials sector, shares of BAE Systems, a U.K.-based defense and aerospace company, fell 21.64% amid concerns about a potential deterioration in the U.K.’s relationship with Saudi Arabia, as well as worries over the impact of a no-deal Brexit and the outlook for the U.K. economy. Lockheed Martin, the fund’s ninth-largest investment, declined 11.17%

Consumer staples holdings lose ground

Investments in the consumer staples sector also held back the fund’s overall result. Shares of tobacco companies suffered in general from concerns over falling demand for cigarettes, given the impact of anti-smoking legislation. British American Tobacco (BAT) plummeted 36.01% amid reports that the U.S. Food and Drug Administration (FDA) was moving to ban sales of menthol cigarettes, which account for just over half of BAT’s U.S. sales volumes. Tobacco companies Altria (–15.90%) and Philip Morris International (–11.10%) also declined.

The Income Fund of America	3

Beverage giant Coca-Cola, the fund’s fifth-largest holding, was a bright spot among consumer staples, advancing 3.22% for the six months.

Elsewhere among the fund’s top 10 holdings, No. 3 holding CME Group, operator of the world’s largest futures exchange, surged 14.56% as it benefited from rising derivatives volumes against increased capital market volatility. Fourth-largest position Verizon Communications rose 6.62%. However, shares of No. 6 holding JPMorgan Chase posted a 9.96% drop.

Investments abroad deliver mixed results

The Income Fund of America can invest up to 30% of its assets in stocks outside the U.S. During the first half of the fiscal year, a number of our non-U.S. holdings held back the fund’s overall result as signs of slower growth in some overseas markets, and a strengthening U.S. dollar proved to be headwinds for some non-U.S. holdings. AstraZeneca, for example, is based in the United Kingdom, as is GlaxoSmithKline and British American Tobacco, which all declined during the period. Taiwan Semiconductor Manufacturing also lost ground. However, packaged food giant Nestlé (+6.87%) advanced, as did Canadian energy transportation company Enbridge (+3.33%) and Brazilian stock exchange B3 (+36.13%).

The importance of bonds

Bonds continue to play an important role in the fund, providing income and mitigating volatility. Bonds made up about 25% of the portfolio at period-end. The fund’s fixed income allocation was composed of high-yield and investment-grade corporate bonds, as well as U.S. Treasuries. Bonds were an important source of income during the period and helped provide a measure of stability during the volatile fourth quarter.

Outlook

Looking forward, we expect elevated volatility to persist given tighter monetary policy and multiple geopolitical risks, most notably the ongoing trade dispute with China. Inflation is rising, albeit modestly, and though the Federal Reserve has paused its rate increases for now, we would not rule out an increase later in the year. We continue to hold a meaningful cash reserve to help provide ballast during volatile periods and to leave ourselves with the flexibility to invest selectively in periods when volatility rises.

That said, we continue to believe the U. S. economy is healthy. The unemployment rate remains low, real wages are gradually increasing and consumer spending is on the rise. The likelihood of a recession in 2019 remains low, given that no meaningful excesses have yet surfaced in the economy.

4	The Income Fund of America

While market volatility can be unnerving, it often provides opportunities to invest in good companies at relatively attractive valuations. In keeping with the fund’s history, we continue to find opportunities to invest where we have a different view of a company’s fundamentals than the market does. We thank you for your commitment to The Income Fund of America and look forward to reporting to you again in six months.

Cordially,

Hilda L. Applbaum
Co-President

Andrew B. Suzman
Co-President

March 14, 2019

For current information about the fund, visit americanfunds.com.

The Income Fund of America	5

The portfolio at a glance

Percent of
January 31, 2019 (unaudited)	net assets
Investment mix by security type
U.S. common stocks	47.94%
Common stocks of issuers outside the U.S.	18.68
U.S. Treasury & agency bonds & notes	10.75
Convertible securities, preferred securities and rights & warrants	.62
Other fixed-income securities	14.55
Short-term securities & other assets less liabilities	7.46

Five largest sectors in common stock holdings
Financials	8.40%
Health care	8.27
Information technology	7.11
Energy	6.69
Industrials	6.52

Ten largest common stock holdings
Merck	2.52%
Microsoft	2.39
CME Group	1.70
Verizon Communications	1.64
Coca-Cola	1.59
JPMorgan Chase	1.59
Pfizer	1.59
AstraZeneca	1.39
Lockheed Martin	1.38
DowDuPont	1.32

Country diversification by domicile
United States	70.89%
United Kingdom	8.17
Eurozone*	4.65
Canada	1.87
Taiwan	1.16
Other countries	5.80
Short-term securities & other assets less liabilities	7.46

Percent of
July 31, 2018	net assets
Investment mix by security type
U.S. common stocks	46.31%
Common stocks of issuers outside the U.S.	19.68
U.S. Treasury & agency bonds & notes	8.70
Convertible securities, preferred securities and rights & warrants	.84
Other fixed-income securities	13.87
Short-term securities & other assets less liabilities	10.60

Five largest sectors in common stock holdings
Financials	8.66%
Energy	6.87
Information technology	6.85
Health care	6.61
Industrials	6.40

Ten largest common stock holdings
Microsoft	2.67%
Merck	2.07
Intel	1.82
DowDuPont	1.60
Verizon Communications	1.49
Chevron	1.48
CME Group	1.47
Royal Dutch Shell	1.45
JPMorgan Chase	1.42
Coca-Cola	1.42

Country diversification by domicile
United States	66.51%
United Kingdom	9.28
Eurozone*	5.33
Canada	1.73
Taiwan	1.17
Other countries	5.38
Short-term securities & other assets less liabilities	10.60

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

6	The Income Fund of America

Summary investment portfolio January 31, 2019	unaudited

Common stocks 66.62%	Shares	Value (000)
Financials 8.40%
CME Group Inc., Class A	9,740,400	$1,775,480
JPMorgan Chase & Co.	16,010,539	1,657,091
Wells Fargo & Co.	14,252,053	697,068
Blackstone Group LP	17,943,629	604,700
HSBC Holdings PLC (GBP denominated)[1]	68,126,905	571,584
B3 SA - Brasil, Bolsa, Balcao	63,238,000	545,651
Other securities		2,917,354
		8,768,928

Health care 8.27%
Merck & Co., Inc.	35,290,852	2,626,698
Pfizer Inc.	38,967,181	1,654,157
AstraZeneca PLC[1]	20,081,200	1,454,731
GlaxoSmithKline PLC[1]	60,781,000	1,180,779
Other securities		1,714,639
		8,631,004

Information technology 7.11%
Microsoft Corp.	23,935,154	2,499,548
Intel Corp.	28,038,100	1,321,155
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	137,003,000	1,015,306
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,996,470	75,107
Broadcom Inc.	3,920,112	1,051,570
Other securities		1,457,450
		7,420,136

Energy 6.69%
Chevron Corp.	11,753,500	1,347,539
Royal Dutch Shell PLC, Class B (ADR)	10,405,000	653,434
Royal Dutch Shell PLC, Class B1	17,889,147	556,476
Royal Dutch Shell PLC, Class A (ADR)	1,215	75
Occidental Petroleum Corp.	15,439,000	1,031,016
Enbridge Inc.	23,589,090	863,832
Enbridge Inc. (CAD denominated)	2,116,655	77,340
BP PLC[1]	92,255,000	628,722
Other securities		1,824,745
		6,983,179

Industrials 6.52%
Lockheed Martin Corp.	4,969,400	1,439,586
BAE Systems PLC[1]	117,086,776	786,589
United Parcel Service, Inc., Class B	6,987,126	736,443
Emerson Electric Co.	8,800,000	576,136
Edenred SA1,2	12,231,900	496,668
Boeing Co.	1,210,000	466,600
Other securities		2,304,105
		6,806,127

The Income Fund of America	7

Common stocks (continued)	Shares	Value (000)
Real estate 5.90%
Crown Castle International Corp. REIT	11,138,000	$1,303,814
Digital Realty Trust, Inc. REIT	9,111,000	987,086
Public Storage REIT	3,214,500	683,145
Simon Property Group, Inc. REIT	3,456,500	629,498
Iron Mountain Inc. REIT[2]	16,245,000	604,314
Other securities		1,957,700
		6,165,557

Consumer discretionary 5.84%
General Motors Co.	29,697,712	1,158,805
McDonald’s Corp.	6,390,000	1,142,404
Las Vegas Sands Corp.	13,659,650	797,177
Target Corp.	9,950,000	726,350
Carnival Corp., units	9,500,000	547,010
Other securities		1,725,016
		6,096,762

Consumer staples 5.59%
Coca-Cola Co.	34,503,700	1,660,663
Procter & Gamble Co.	8,200,000	791,054
Philip Morris International Inc.	9,560,700	733,497
Kellogg Co.	8,990,000	530,500
Other securities		2,120,797
		5,836,511

Materials 5.33%
DowDuPont Inc.	25,585,269	1,376,743
LyondellBasell Industries NV	9,525,000	828,389
WestRock Co.[2]	16,074,832	654,407
BHP Group PLC[1]	25,000,000	554,880
Other securities		2,155,711
		5,570,130

Utilities 3.66%
DTE Energy Co.	7,749,000	912,445
Public Service Enterprise Group Inc.	13,621,000	743,025
AES Corp.[2]	35,402,000	580,239
Other securities		1,583,075
		3,818,784

Communication services 3.31%
Verizon Communications Inc.	31,173,887	1,716,434
Other securities		1,744,157
		3,460,591

Total common stocks (cost: $54,695,879,000)		69,557,709

Preferred securities 0.21%
Financials 0.21%
Other securities		214,233

Total preferred securities (cost: $208,791,000)		214,233

8	The Income Fund of America

Rights & warrants 0.00%	Shares	Value (000)
Energy 0.00%
Other securities		$1,257

Total rights & warrants (cost: $388,000)		1,257

Convertible stocks 0.21%
Real estate 0.05%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	44,500	49,235

Other 0.16%
Other securities		165,835

Total convertible stocks (cost: $203,514,000)		215,070

Convertible bonds 0.20%	Principal amount (000)
Other 0.20%
Other securities		211,810

Total convertible bonds (cost: $201,308,000)		211,810

Bonds, notes & other debt instruments 25.30%
Corporate bonds & notes 11.57%
Financials 1.98%
CME Group Inc. 3.75%–4.15% 2028–2048	$15,175	15,570
JPMorgan Chase & Co. 2.25%–4.45% 2020–2029[3]	101,136	102,670
JPMorgan Chase & Co., junior subordinated 5.30%–6.75% 2049[3]	115,954	118,873
Other securities		1,832,892
		2,070,005

Health care 1.76%
AstraZeneca PLC 2.38%–4.00% 2022–2029	20,886	20,874
GlaxoSmithKline PLC 3.38%–3.63% 2023–2025	27,355	27,850
Merck & Co., Inc. 2.75%–2.80% 2023–2025	9,950	9,791
Other securities		1,774,223
		1,832,738

Energy 1.61%
Shell International Finance BV 1.75%–3.88% 2021–2028	42,892	43,485
Other securities		1,635,770
		1,679,255

Communication services 1.45%
Verizon Communications Inc. 4.13%–4.86% 2033–2048	133,400	129,115
Other securities		1,382,625
		1,511,740

Consumer discretionary 1.00%
General Motors Co. 4.35%–6.75% 2023–2046	38,779	39,460
General Motors Financial Co. 2.35%–5.10% 2019–2026	132,711	130,089
McDonald’s Corp. 3.35% 2023	875	884
Other securities		877,903
		1,048,336

The Income Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Materials 0.85%
Dow Chemical Co. 4.13%–5.55% 2021–2048[4]	$24,041	$24,849
DowDuPont Inc. 4.21%–5.42% 2023–2048	25,615	27,012
Other securities		836,250
		888,111

Industrials 0.78%
Lockheed Martin Corp. 2.50%–4.70% 2020–2046	9,065	9,547
Other securities		803,096
		812,643

Information technology 0.40%
Broadcom Ltd. 2.65%–3.88% 2022–2028	122,884	117,684
Microsoft Corp. 1.55%–4.25% 2021–2047	27,490	28,026
Other securities		274,240
		419,950

Other corporate bonds & notes 1.74%
Other securities		1,815,593

Total corporate bonds & notes		12,078,371

U.S. Treasury bonds & notes 10.10%
U.S. Treasury 9.80%
U.S. Treasury 2.375% 2020	522,300	521,396
U.S. Treasury 2.625% 2020[5]	1,970,000	1,973,664
U.S. Treasury 2.625% 2021	1,682,750	1,689,649
U.S. Treasury 2.625% 2021	600,000	603,258
U.S. Treasury 2.75% 2021	1,030,000	1,037,447
U.S. Treasury 1.25%–6.25% 2019–2048[5]	4,386,094	4,411,077
		10,236,491

U.S. Treasury inflation-protected securities 0.30%
U.S. Treasury Inflation-Protected Securities 0.38%–1.38% 2024–2047[6]	312,183	308,295

Total U.S. Treasury bonds & notes		10,544,786

Mortgage-backed obligations 2.68%
Fannie Mae 2.30%–9.55% 2021–2049[7,8,9]	1,511,171	1,531,968
Other securities		1,268,177
		2,800,145

Federal agency bonds & notes 0.65%
Fannie Mae 2.75%–6.25% 2021–2029	122,000	131,584
Federal Home Loan Bank 1.50%–2.38% 2019–2020	270,000	269,118
Other securities		274,097
		674,799

Other bonds & notes 0.30%
Other securities		319,132

Total bonds, notes & other debt instruments (cost: $26,487,802,000)		26,417,233

Short-term securities 7.54%
Chevron Corp. 2.43% due 3/21/2019[4]	20,000	19,933
Fannie Mae 2.38%–2.39% due 3/18/2019–3/26/2019	275,000	274,062
Federal Home Loan Bank 2.24%–2.42% due 2/6/2019–4/22/2019	1,362,900	1,359,393

10	The Income Fund of America

	Principal amount (000)	Value (000)
Pfizer Inc. 2.46% due 3/11/2019[4]	$50,000	$49,862
U.S. Treasury Bills 2.01%–2.44% due 2/7/2019–7/18/2019	5,415,500	5,374,559
Other securities		794,405

Total short-term securities (cost: $7,873,158,000)		7,872,214
Total investment securities 100.08% (cost: $89,670,840,000)		104,489,526
Other assets less liabilities (0.08)%		(86,597)

Net assets 100.00%		$104,402,929

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount[10]	1/31/2019[11]	at 1/31/2019
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
30 Day Federal Funds Futures	Long	701	February 2019	$292,107	$285,096	$— [12]
30 Day Federal Funds Futures	Short	241	April 2019	(100,425)	(98,019)	(56)
30 Day Federal Funds Futures	Long	263	May 2019	109,592	106,973	16
30 Day Federal Funds Futures	Short	132	July 2019	(55,004)	(53,690)	(28)
30 Day Federal Funds Futures	Short	263	October 2019	(109,592)	(106,989)	(22)
2 Year U.S. Treasury Note Futures	Long	3,151	April 2019	630,200	669,046	400
5 Year U.S. Treasury Note Futures	Long	6,175	April 2019	617,500	709,257	2,205
10 Year Ultra U.S. Treasury Note Futures	Short	286	March 2019	(28,600)	(37,377)	(237)
10 Year U.S. Treasury Note Futures	Short	319	March 2019	(31,900)	(39,068)	(114)
30 Year Ultra U.S. Treasury Bond Futures	Long	464	March 2019	46,400	74,762	447
						$2,611

Forward currency contracts

Contract amount				Unrealized depreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 1/31/2019 (000)
USD54,608	AUD76,000	Citibank	2/27/2019	$ (658)

The Income Fund of America	11

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended January 31, 2019, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount
Common stocks 3.23%
Health care 0.00%
Rotech Healthcare Inc.[1,13,14,15]	543,172	—	—	543,172

Information technology 0.00%
Corporate Risk Holdings Corp.[1,13,14,15,16]	11,149	—	—	11,149
Corporate Risk Holdings I, Inc.[1,13,14,16]	2,205,215	—	—	2,205,215

Energy 0.03%
Ascent Resources - Utica, LLC, Class A1,13,14,15	110,214,618	—	—	110,214,618
White Star Petroleum Corp., Class A1,13,14,15	6,511,401	—	—	6,511,401

Industrials 0.83%
Edenred SA1	12,231,900	—	—	12,231,900
Hubbell Inc.	3,430,000	—	—	3,430,000
R.R. Donnelley & Sons Co.[16]	4,319,407	—	4,319,407	—
Douglas Dynamics, Inc.[16]	1,300,000	—	964,115	335,885

Consumer discretionary 0.34%
Nokian Renkaat Oyj[1]	8,447,624	—	1,008,000	7,439,624
Domino’s Pizza Group PLC[1,17]	6,399,261	24,271,862	—	30,671,123

Real estate 0.58%
Iron Mountain Inc. REIT	15,215,400	1,029,600	—	16,245,000
Redwood Trust, Inc. REIT[16]	5,444,717	—	2,123,558	3,321,159

Materials 0.89%
WestRock Co.	14,266,832	1,808,000	—	16,074,832
Boral Ltd.[1]	76,201,575	—	—	76,201,575

Utilities 0.56%
AES Corp.[17]	21,000,000	14,402,000	—	35,402,000

Bonds, notes & other debt instruments 0.13%
Real estate 0.04%
Iron Mountain Inc. 5.75% 2024	$5,325,000	$600,000	—	$5,925,000
Iron Mountain Inc. 4.875% 2027[4]	$15,905,000	$5,660,000	—	$21,565,000
Iron Mountain Inc. 5.25% 2028[4]	$2,490,000	$13,340,000	—	$15,830,000

Utilities 0.04%
AES Corp. 4.00% 2021	—	$3,200,000	$750,000	$2,450,000
AES Corp. 4.875% 2023	$2,000,000	$1,225,000	—	$3,225,000
AES Corp. 4.50% 2023	—	$1,300,000	—	$1,300,000
AES Corp. 5.50% 2025	$28,889,000	$1,000,000	—	$29,889,000
AES Corp. 6.00% 2026	$14,410,000	—	$10,260,000	$4,150,000
AES Corp. 5.125% 2027	$955,000	—	—	$955,000

Health care 0.04%
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.41% 2023 (100% PIK)[1,7,8,13,18,19]	$29,096,192	$2,056,248	—	$31,152,440
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.087% 2023[1,7,8,13,18]	$14,558,438	—	$183,126	$14,375,312

12	The Income Fund of America

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount
Energy 0.01%
Ascent Resources-Utica LLC 10.00% 2022[4]	$810,000	$2,180,000	$285,000	$2,705,000
Ascent Resources-Utica LLC 7.00% 2026[4]	—	$5,715,000	—	$5,715,000

Industrials 0.00%
R.R. Donnelley & Sons Co. 7.625% 2020[16]	$6,707,000	—	$6,707,000	—
R.R. Donnelley & Sons Co. 7.875% 2021[16]	$21,445,000	—	$15,280,000	$6,165,000
R.R. Donnelley & Sons Co. 6.50% 2023[16]	$14,780,000	—	—	$14,780,000

	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 1/31/2019 (000)
Common stocks 3.23%
Health care 0.00%
Rotech Healthcare Inc.[1,13,14,15]	$—	$1,086	$—	$2,173

Information technology 0.00%
Corporate Risk Holdings Corp.[1,13,14,15,16]	—	—	—	—
Corporate Risk Holdings I, Inc.[1,13,14,16]	891	259	—	—

Energy 0.03%
Ascent Resources - Utica, LLC, Class A1,13,14,15	—	(8,817)	—	26,452
White Star Petroleum Corp., Class A1,13,14,15	—	(2,149)	—	2,279
				28,731
Industrials 0.83%
Edenred SA1	—	15,074	—	496,668
Hubbell Inc.	—	(47,746)	5,522	375,002
R.R. Donnelley & Sons Co.[16]	(77,142)	73,798	43	—
Douglas Dynamics, Inc.[16]	19,886	(37,713)	689	—
				871,670
Consumer discretionary 0.34%
Nokian Renkaat Oyj[1]	(9,374)	(78,357)	—	247,133
Domino’s Pizza Group PLC[1,17]	—	(10,876)	792	106,608
				353,741
Real estate 0.58%
Iron Mountain Inc. REIT	—	32,863	19,470	604,314
Redwood Trust, Inc. REIT[16]	(6,829)	3,644	2,630	—
				604,314
Materials 0.89%
WestRock Co.	—	(252,456)	13,221	654,407
Boral Ltd.[1]	—	(101,707)	7,697	274,776
				929,183
Utilities 0.56%
AES Corp.[17]	—	97,678	11,944	580,239
Total common stocks				3,370,051

The Income Fund of America	13

Investments in affiliates (continued)

	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 1/31/2019 (000)
Bonds, notes & other debt instruments 0.13%
Real estate 0.04%
Iron Mountain Inc. 5.75% 2024	$—	$13	$168	$5,895
Iron Mountain Inc. 4.875% 2027[4]	—	322	465	20,002
Iron Mountain Inc. 5.25% 2028[4]	—	427	257	14,801
				40,698
Utilities 0.04%
AES Corp. 4.00% 2021	4	22	39	2,450
AES Corp. 4.875% 2023	—	24	69	3,265
AES Corp. 4.50% 2023	—	31	17	1,311
AES Corp. 5.50% 2025	—	368	907	31,010
AES Corp. 6.00% 2026	393	(306)	201	4,389
AES Corp. 5.125% 2027	—	14	25	981
				43,406
Health care 0.04%
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.41% 2023 (100% PIK)[1,7,8,13,18,19]	—	1,156	2,153	29,666
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.087% 2023[1,7,8,13,18]	—	—	615	14,375
				44,041
Energy 0.01%
Ascent Resources-Utica LLC 10.00% 2022[4]	29	(16)	52	2,904
Ascent Resources-Utica LLC 7.00% 2026[4]	—	(133)	125	5,544
				8,448
Industrials 0.00%
R.R. Donnelley & Sons Co. 7.625% 2020[16]	229	(7)	85	—
R.R. Donnelley & Sons Co. 7.875% 2021[16]	702	19	437	—
R.R. Donnelley & Sons Co. 6.50% 2023[16]	—	(97)	525	—
				—
Total bonds, notes & other debt instruments				136,593
Total 3.36%	$(71,211)	$(313,582)	$68,148	$3,506,644

14	The Income Fund of America

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $16,615,722,000, which represented 15.91% of the net assets of the fund. This amount includes $16,461,549,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Step bond; coupon rate may change at a later date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $4,951,191,000, which represented 4.74% of the net assets of the fund.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $7,377,000, which represented .01% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Coupon rate may change periodically.
[9]	Purchased on a TBA basis.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
[12]	Amount less than one thousand.
[13]	Value determined using significant unobservable inputs.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[16]	Unaffiliated issuer at 1/31/2019.
[17]	This security was an unaffiliated issuer in its initial period of acquisition at 7/31/2018; it was not publicly disclosed.
[18]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $318,751,000, which represented .31% of the net assets of the fund.
[19]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ascent Resources - Utica, LLC, Class A	4/25/2016 - 11/15/2016	$56,848	$26,452	.03%
White Star Petroleum Corp., Class A	6/30/2016	4,354	2,279	.00
Rotech Healthcare Inc.	11/26/2014	19,660	2,173	.00
Corporate Risk Holdings Corp.	9/1/2015	—	—	.00
Other private placement securities	3/6/2017 - 11/16/2018	129,564	134,915	.13
Total private placement securities		$210,426	$165,819	.16%

Key to abbreviations and symbol

ADR = American Depositary Receipts

AUD = Australian dollars

CAD = Canadian dollars

GBP = British pounds

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements

The Income Fund of America	15

Financial statements

Statement of assets and liabilities	unaudited
at January 31, 2019	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $86,718,393)	$100,982,882
Affiliated issuers (cost: $2,952,447)	3,506,644	$104,489,526
Cash		662
Cash denominated in currencies other than U.S. dollars (cost: $27,159)		27,159
Receivables for:
Sales of investments	632,971
Sales of fund’s shares	75,782
Dividends and interest	357,374
Variation margin on futures contracts	3,292
Other	2,587	1,072,006
		105,589,353
Liabilities:
Unrealized depreciation on open forward currency contracts		658
Payables for:
Purchases of investments	1,059,496
Repurchases of fund’s shares	71,161
Investment advisory services	18,037
Services provided by related parties	25,837
Trustees’ deferred compensation	4,065
Variation margin on futures contracts	552
Other	6,618	1,185,766
Net assets at January 31, 2019		$104,402,929

Net assets consist of:
Capital paid in on shares of beneficial interest		$87,428,127
Total distributable earnings		16,974,802
Net assets at January 31, 2019		$104,402,929

See notes to financial statements

16	The Income Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (4,861,700 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$70,662,206	3,287,547		$21.49
Class C	4,400,194	207,559		21.20
Class T	10	—	*	21.50
Class F-1	3,889,022	181,443		21.43
Class F-2	8,688,210	404,566		21.48
Class F-3	2,841,047	132,225		21.49
Class 529-A	1,625,878	75,818		21.44
Class 529-C	282,918	13,239		21.37
Class 529-E	63,505	2,971		21.37
Class 529-T	11	1		21.50
Class 529-F-1	84,797	3,955		21.44
Class R-1	102,301	4,792		21.35
Class R-2	444,407	20,935		21.23
Class R-2E	31,734	1,481		21.43
Class R-3	940,631	43,949		21.40
Class R-4	996,462	46,450		21.45
Class R-5E	13,034	607		21.47
Class R-5	420,677	19,571		21.49
Class R-6	8,915,885	414,591		21.51

*	Amount less than one thousand.

See notes to financial statements

The Income Fund of America	17

Statement of operations	unaudited
for the six months ended January 31, 2019	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $15,357; also includes $62,009 from affiliates)	$1,307,526
Interest (includes $6,139 from affiliates)	640,076	$1,947,602
Fees and expenses*:
Investment advisory services	114,867
Distribution services	128,924
Transfer agent services	36,652
Administrative services	12,143
Reports to shareholders	1,441
Registration statement and prospectus	2,519
Trustees’ compensation	(108)
Auditing and legal	41
Custodian	1,596
Other	1,041	299,116
Net investment income		1,648,486

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	538,670
Affiliated issuers	(71,211)
Futures contracts	8,703
Forward currency contracts	1,161
Currency transactions	(2,059)	475,264
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(4,244,947)
Affiliated issuers	(313,582)
Futures contracts	2,611
Forward currency contracts	219
Currency translations	(473)	(4,556,172)
Net realized gain and unrealized depreciation		(4,080,908)

Net decrease in net assets resulting from operations		$(2,432,422)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements

18	The Income Fund of America

Statements of changes in net assets

(dollars in thousands)

	Six months ended January 31, 2019*	Year ended July 31, 2018
Operations:
Net investment income	$1,648,486	$3,434,227
Net realized gain	475,264	5,322,733
Net unrealized depreciation	(4,556,172)	(1,408,318)
Net (decrease) increase in net assets resulting from operations	(2,432,422)	7,348,642

Distributions paid to shareholders	(5,810,344)	(5,410,743	)†

Net capital share transactions	2,798,847	406,082

Total (decrease) increase in net assets	(5,443,919)	2,343,981

Net assets:
Beginning of period	109,846,848	107,502,867
End of period	$104,402,929	$109,846,848

*	Unaudited
†	Prior year comparative amounts have been adjusted to reflect current presentation under new accounting standards. Prior year distributions were $3,078,521 from net investment income and $2,332,222 from net realized gains on investments.

See notes to financial statements

The Income Fund of America	19

Notes to financial statements	unaudited

1. Organization

The Income Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting

20	The Income Fund of America

principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

The Income Fund of America	21

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

22	The Income Fund of America

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The Income Fund of America	23

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2019 (dollars in thousands):

24	The Income Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$7,072,440	$1,696,488	$—	$8,768,928
Health care	5,101,113	3,527,718	2,173	8,631,004
Information technology	6,213,468	1,206,409	259	7,420,136
Energy	5,427,427	1,527,021	28,731	6,983,179
Industrials	4,675,746	2,130,381	—	6,806,127
Real estate	5,950,039	215,518	—	6,165,557
Consumer discretionary	4,972,582	1,124,180	—	6,096,762
Consumer staples	4,553,797	1,282,714	—	5,836,511
Materials	3,663,354	1,906,776	—	5,570,130
Utilities	3,062,592	756,192	—	3,818,784
Communication services	2,340,596	1,119,990	5	3,460,591
Preferred securities	214,233	—	—	214,233
Rights & warrants	187	—	1,070	1,257
Convertible stocks	188,921	—	26,149	215,070
Convertible bonds	—	211,810	—	211,810
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	12,034,330	44,041	12,078,371
U.S. Treasury bonds & notes	—	10,544,786	—	10,544,786
Mortgage-backed obligations	—	2,800,145	—	2,800,145
Federal agency bonds & notes	—	674,799	—	674,799
Other bonds & notes	—	319,132	—	319,132
Short-term securities	—	7,872,214	—	7,872,214
Total	$53,436,495	$50,950,603	$102,428	$104,489,526

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,068	$—	$—	$3,068
Liabilities:
Unrealized depreciation on futures contracts	(457)	—	—	(457)
Unrealized depreciation on open forward currency contracts	—	(658)	—	(658)
Total	$2,611	$(658)	$—	$1,953

*	Futures contracts and forward currency contracts are not included in the investment portfolio.

The Income Fund of America	25

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

26	The Income Fund of America

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

The Income Fund of America	27

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $957,911,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

28	The Income Fund of America

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $63,611,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and forward currency contracts as of, or for the six months ended, January 31, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$3,068	Unrealized depreciation*	$457
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	Unrealized depreciation on open forward currency contracts	658
			$3,068		$1,115

		Net realized gain		Net unrealized appreciation
		Location on statement of		Location on statement of
Contracts	Risk type	operations	Value	operations	Value
Futures	Interest	Net realized gain on futures contracts	$8,703	Net unrealized appreciation on futures contracts	$2,611
Forward currency	Currency	Net realized gain on forward currency contracts	1,161	Net unrealized appreciation on forward currency contracts	219
			$9,864		$2,830

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts and future delivery contracts. For futures contracts, the program calls for the fund to pledge

The Income Fund of America	29

collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of January 31, 2019, if close-out netting was exercised (dollars in thousands):

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Citibank	$658	$—	$—	$—	$658

*	Non-cash collateral is shown on a settlement basis.

30	The Income Fund of America

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended January 31, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,217,010
Undistributed long-term capital gains	4,118,559
Post-October capital loss deferral*	(359,851)

*	This deferral is considered incurred in the subsequent year.

The Income Fund of America	31

As of January 31, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$18,550,225
Gross unrealized depreciation on investments	(2,829,471)
Net unrealized appreciation on investments	15,720,754
Cost of investments	88,770,725

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended January 31, 2019						Year ended July 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$1,153,836		$2,795,285		$3,949,121		$2,156,875		$1,628,666		$3,785,541
Class C	55,920		178,548		234,468		108,090		114,785		222,875
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	62,631		155,844		218,475		125,422		98,429		223,851
Class F-2	146,114		341,463		487,577		234,083		163,657		397,740
Class F-3	49,214		111,167		160,381		73,151		48,964		122,115
Class 529-A	25,780		64,507		90,287		47,047		36,923		83,970
Class 529-C	3,495		11,438		14,933		7,056		7,401		14,457
Class 529-E	946		2,546		3,492		1,749		1,494		3,243
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	1,398		3,362		4,760		2,297		1,609		3,906
Class R-1	1,263		4,137		5,400		2,448		2,641		5,089
Class R-2	5,511		17,984		23,495		10,628		11,337		21,965
Class R-2E	390		1,195		1,585		577		519		1,096
Class R-3	13,861		37,837		51,698		27,649		24,346		51,995
Class R-4	16,580		40,842		57,422		35,460		28,433		63,893
Class R-5E	123		314		437		83		38		121
Class R-5	7,338		16,467		23,805		13,490		9,277		22,767
Class R-6	147,073		335,935		483,008		232,416		153,703		386,119
Total	$1,691,473		$4,118,871		$5,810,344		$3,078,521		$2,332,222		$5,410,743

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.121% on such assets in excess of $115 billion. The

32	The Income Fund of America

agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. For the six months ended January 31, 2019, the investment advisory services fee was $114,867,000, which was equivalent to an annualized rate of 0.215% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of January 31, 2019, unreimbursed expenses subject to reimbursement totaled $1,391,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

The Income Fund of America	33

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently Class A shares pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above) and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

34	The Income Fund of America

For the six months ended January 31, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$90,892	$24,323		$3,636		Not applicable
Class C	23,126	1,560		1,162		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	5,037	2,593		1,012		Not applicable
Class F-2	Not applicable	5,099		2,173		Not applicable
Class F-3	Not applicable	65		711		Not applicable
Class 529-A	2,024	489		418		$549
Class 529-C	1,476	89		75		99
Class 529-E	163	9		17		22
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	24		21		27
Class R-1	540	55		27		Not applicable
Class R-2	1,750	848		117		Not applicable
Class R-2E	88	31		7		Not applicable
Class R-3	2,482	776		249		Not applicable
Class R-4	1,346	561		270		Not applicable
Class R-5E	Not applicable	6		2		Not applicable
Class R-5	Not applicable	108		108		Not applicable
Class R-6	Not applicable	16		2,138		Not applicable
Total class-specific expenses	$128,924	$36,652		$12,143		$697

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $(108,000) in the fund’s statement of operations reflects $199,000 in current fees (either paid in cash or deferred) and a net decrease of $307,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The Income Fund of America	35

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended January 31, 2019.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended January 31, 2019

Class A	$2,105,649	95,365	$3,871,525	184,411		$(4,983,295)	(225,522)	$993,879	54,254
Class C	200,724	9,174	229,974	11,129		(585,273)	(26,705)	(154,575)	(6,402)
Class T	—	—	—	—		—	—	—	—
Class F-1	208,079	9,333	210,744	10,070		(458,991)	(20,662)	(40,168)	(1,259)
Class F-2	1,283,599	57,689	465,723	22,201		(1,061,228)	(48,155)	688,094	31,735
Class F-3	467,844	20,785	157,271	7,494		(309,792)	(14,048)	315,323	14,231
Class 529-A	87,024	3,913	90,250	4,310		(155,501)	(7,009)	21,773	1,214
Class 529-C	16,960	765	14,923	717		(47,477)	(2,142)	(15,594)	(660)
Class 529-E	4,077	183	3,492	168		(7,513)	(340)	56	11
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	15,093	677	4,757	227		(9,631)	(440)	10,219	464
Class R-1	4,800	216	5,393	259		(15,644)	(704)	(5,451)	(229)
Class R-2	43,710	1,997	23,451	1,133		(74,863)	(3,416)	(7,702)	(286)
Class R-2E	7,476	341	1,585	76		(3,091)	(143)	5,970	274
Class R-3	74,275	3,357	51,592	2,469		(165,624)	(7,479)	(39,757)	(1,653)
Class R-4	86,960	3,887	57,410	2,740		(217,563)	(9,846)	(73,193)	(3,219)
Class R-5E	7,352	346	436	21		(719)	(33)	7,069	334
Class R-5	25,706	1,152	23,720	1,129		(44,126)	(1,972)	5,300	309
Class R-6	856,960	38,934	482,942	22,994		(252,299)	(11,271)	1,087,603	50,657
Total net increase (decrease)	$5,496,288	248,114	$5,695,189	271,548		$(8,392,630)	(379,887)	$2,798,847	139,775

36	The Income Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2018

Class A	$3,944,538	170,097	$3,697,733	159,750	$(9,869,190)	(425,730)	$(2,226,919)	(95,883)
Class C	437,444	19,097	217,737	9,515	(1,401,677)	(61,232)	(746,496)	(32,620)
Class T	—	—	—	—	—	—	—	—
Class F-1	659,708	28,483	215,688	9,342	(1,319,981)	(57,189)	(444,585)	(19,364)
Class F-2	2,819,705	121,906	377,953	16,345	(1,740,606)	(75,201)	1,457,052	63,050
Class F-3	1,291,558	55,765	118,800	5,136	(463,912)	(20,009)	946,446	40,892
Class 529-A	293,575	12,556	83,949	3,634	(275,813)	(11,914)	101,711	4,276
Class 529-C	42,980	1,866	14,452	627	(210,830)	(9,023)	(153,398)	(6,530)
Class 529-E	7,257	314	3,241	141	(13,026)	(565)	(2,528)	(110)
Class 529-T	—	—	1	1	—	—	1	1
Class 529-F-1	20,719	895	3,906	169	(15,957)	(691)	8,668	373
Class R-1	14,112	616	5,083	221	(29,553)	(1,285)	(10,358)	(448)
Class R-2	102,737	4,470	21,942	958	(178,170)	(7,768)	(53,491)	(2,340)
Class R-2E	10,025	435	1,096	47	(5,399)	(234)	5,722	248
Class R-3	181,266	7,850	51,881	2,249	(379,359)	(16,435)	(146,212)	(6,336)
Class R-4	189,752	8,204	63,885	2,764	(486,249)	(21,090)	(232,612)	(10,122)
Class R-5E	8,076	352	121	5	(2,813)	(122)	5,384	235
Class R-5	88,281	3,801	22,662	979	(99,010)	(4,270)	11,933	510
Class R-6	1,921,096	82,963	385,991	16,677	(421,323)	(18,141)	1,885,764	81,499
Total net increase (decrease)	$12,032,829	519,670	$5,286,121	228,560	$(16,912,868)	(730,899)	$406,082	17,331

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $22,241,514,000 and $21,484,446,000, respectively, during the six months ended January 31, 2019.

The Income Fund of America	37

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
1/31/2019[4,5]	$23.28	$.35	$(.90)	$(.55)
7/31/2018	22.87	.73	.84	1.57
7/31/2017	21.70	.74	1.10	1.84
7/31/2016	21.31	.66	.76	1.42
7/31/2015	21.45	.69	(.04)	.65
7/31/2014	19.64	.78	1.69	2.47
Class C:
1/31/2019[4,5]	22.98	.26	(.89)	(.63)
7/31/2018	22.59	.54	.82	1.36
7/31/2017	21.44	.56	1.09	1.65
7/31/2016	21.06	.49	.76	1.25
7/31/2015	21.21	.51	(.04)	.47
7/31/2014	19.42	.60	1.69	2.29
Class T:
1/31/2019[4,5]	23.29	.37	(.89)	(.52)
7/31/2018	22.88	.78	.84	1.62
7/31/2017[4,10]	22.27	.29	.50	.79
Class F-1:
1/31/2019[4,5]	23.22	.34	(.90)	(.56)
7/31/2018	22.82	.71	.83	1.54
7/31/2017	21.65	.72	1.10	1.82
7/31/2016	21.26	.64	.76	1.40
7/31/2015	21.40	.67	(.04)	.63
7/31/2014	19.60	.76	1.68	2.44
Class F-2:
1/31/2019[4,5]	23.27	.37	(.90)	(.53)
7/31/2018	22.86	.77	.84	1.61
7/31/2017	21.69	.78	1.10	1.88
7/31/2016	21.30	.70	.75	1.45
7/31/2015	21.44	.73	(.04)	.69
7/31/2014	19.63	.80	1.71	2.51
Class F-3:
1/31/2019[4,5]	23.28	.38	(.90)	(.52)
7/31/2018	22.87	.79	.84	1.63
7/31/2017[4,11]	22.07	.49	.67	1.16

38	The Income Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income to average net assets[2]

$(.36)	$(.88)	$(1.24)	$21.49	(2.18)%[6]	$70,662		.55%[7]		3.10%[7]
(.66)	(.50)	(1.16)	23.28	6.98	75,284		.55		3.16
(.67)	—	(.67)	22.87	8.65	76,148		.56		3.37
(.66)	(.37)	(1.03)	21.70	7.10	75,437		.56		3.22
(.79)	—	(.79)	21.31	3.01	72,952		.55		3.19
(.66)	—	(.66)	21.45	12.78	71,290		.57		3.76

(.27)	(.88)	(1.15)	21.20	(2.57)[6]	4,400		1.34	[7]	2.31	[7]
(.47)	(.50)	(.97)	22.98	6.11	4,917		1.34		2.36
(.50)	—	(.50)	22.59	7.79	5,569		1.35		2.56
(.50)	(.37)	(.87)	21.44	6.27	6,196		1.36		2.41
(.62)	—	(.62)	21.06	2.19	6,390		1.35		2.39
(.50)	—	(.50)	21.21	11.91	6,597		1.37		2.95

(.39)	(.88)	(1.27)	21.50	(2.08)[6,8]	—	[9]	.35	[7,8]	3.30	[7,8]
(.71)	(.50)	(1.21)	23.29	7.19 [8]	—	[9]	.34	[8]	3.36	[8]
(.18)	—	(.18)	22.88	3.54 [6,8]	—	[9]	.11	[6,8]	1.26	[6,8]

(.35)	(.88)	(1.23)	21.43	(2.23)[6]	3,889		.65	[7]	3.00	[7]
(.64)	(.50)	(1.14)	23.22	6.84	4,243		.64		3.07
(.65)	—	(.65)	22.82	8.57	4,610		.65		3.28
(.64)	(.37)	(1.01)	21.65	7.02	4,421		.65		3.12
(.77)	—	(.77)	21.26	2.94	4,160		.64		3.10
(.64)	—	(.64)	21.40	12.66	3,841		.65		3.71

(.38)	(.88)	(1.26)	21.48	(2.09)[6]	8,688		.39	[7]	3.25	[7]
(.70)	(.50)	(1.20)	23.27	7.16	8,675		.38		3.33
(.71)	—	(.71)	22.86	8.84	7,081		.39		3.54
(.69)	(.37)	(1.06)	21.69	7.28	5,076		.39		3.38
(.83)	—	(.83)	21.30	3.20	4,042		.38		3.35
(.70)	—	(.70)	21.44	12.97	2,975		.40		3.89

(.39)	(.88)	(1.27)	21.49	(2.04)[6]	2,841		.28	[7]	3.36	[7]
(.72)	(.50)	(1.22)	23.28	7.27	2,747		.28		3.43
(.36)	—	(.36)	22.87	5.30 [6]	1,763		.30	[7]	4.33	[7]

See end of table for footnotes.

The Income Fund of America	39

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset		Net (losses) gains
	value,	Net	on securities	Total from
	beginning	investment	(both realized	investment
Period ended	of period	income[2]	and unrealized)	operations
Class 529-A:
1/31/2019[4,5]	$23.23	$.34	$(.90)	$(.56)
7/31/2018	22.83	.71	.83	1.54
7/31/2017	21.66	.72	1.10	1.82
7/31/2016	21.27	.64	.76	1.40
7/31/2015	21.41	.67	(.04)	.63
7/31/2014	19.60	.75	1.70	2.45
Class 529-C:
1/31/2019[4,5]	23.15	.25	(.89)	(.64)
7/31/2018	22.73	.53	.83	1.36
7/31/2017	21.57	.55	1.09	1.64
7/31/2016	21.18	.48	.76	1.24
7/31/2015	21.33	.50	(.05)	.45
7/31/2014	19.53	.59	1.69	2.28
Class 529-E:
1/31/2019[4,5]	23.16	.31	(.89)	(.58)
7/31/2018	22.76	.66	.83	1.49
7/31/2017	21.60	.67	1.09	1.76
7/31/2016	21.21	.59	.76	1.35
7/31/2015	21.35	.62	(.04)	.58
7/31/2014	19.55	.70	1.69	2.39
Class 529-T:
1/31/2019[4,5]	23.29	.36	(.89)	(.53)
7/31/2018	22.88	.76	.84	1.60
7/31/2017[4,10]	22.27	.28	.50	.78
Class 529-F-1:
1/31/2019[4,5]	23.23	.36	(.89)	(.53)
7/31/2018	22.83	.77	.82	1.59
7/31/2017	21.66	.78	1.09	1.87
7/31/2016	21.27	.69	.76	1.45
7/31/2015	21.41	.72	(.04)	.68
7/31/2014	19.60	.80	1.70	2.50
Class R-1:
1/31/2019[4,5]	23.13	.25	(.88)	(.63)
7/31/2018	22.73	.54	.83	1.37
7/31/2017	21.57	.55	1.10	1.65
7/31/2016	21.18	.49	.76	1.25
7/31/2015	21.33	.51	(.05)	.46
7/31/2014	19.53	.60	1.69	2.29

40	The Income Fund of America

Dividends and distributions
Dividends		Total					Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset		Net assets,		expenses		income
investment	(from capital	and	value, end	Total	end of period		to average		to average
income)	gains)	distributions	of period	return[3]	(in millions)		net assets[2]		net assets[2]

$(.35)	$(.88)	$(1.23)	$21.44	(2.23)%[6]	$1,626		.64%[7]		3.01%[7]
(.64)	(.50)	(1.14)	23.23	6.87	1,733		.63		3.08
(.65)	—	(.65)	22.83	8.58	1,606		.64		3.30
(.64)	(.37)	(1.01)	21.66	7.00	1,525		.66		3.11
(.77)	—	(.77)	21.27	2.92	1,489		.65		3.09
(.64)	—	(.64)	21.41	12.69	1,463		.67		3.66

(.26)	(.88)	(1.14)	21.37	(2.58)[6]	283		1.38	[7]	2.27	[7]
(.44)	(.50)	(.94)	23.15	6.06	322		1.39		2.30
(.48)	—	(.48)	22.73	7.74	464		1.41		2.52
(.48)	(.37)	(.85)	21.57	6.20	463		1.43		2.34
(.60)	—	(.60)	21.18	2.09	466		1.42		2.32
(.48)	—	(.48)	21.33	11.82	470		1.44		2.88

(.33)	(.88)	(1.21)	21.37	(2.36)[6]	64		.86	[7]	2.79	[7]
(.59)	(.50)	(1.09)	23.16	6.63	69		.86		2.84
(.60)	—	(.60)	22.76	8.30	70		.87		3.06
(.59)	(.37)	(.96)	21.60	6.76	66		.89		2.88
(.72)	—	(.72)	21.21	2.68	64		.89		2.85
(.59)	—	(.59)	21.35	12.39	65		.91		3.41

(.38)	(.88)	(1.26)	21.50	(2.11)[6,8]	—	[9]	.41	[7,8]	3.23	[7,8]
(.69)	(.50)	(1.19)	23.29	7.12 [8]	—	[9]	.41	[8]	3.30	[8]
(.17)	—	(.17)	22.88	3.52 [6,8]	—	[9]	.13	[6,8]	1.24	[6,8]

(.38)	(.88)	(1.26)	21.44	(2.11)[6]	85		.40	[7]	3.24	[7]
(.69)	(.50)	(1.19)	23.23	7.10	81		.40		3.32
(.70)	—	(.70)	22.83	8.83	71		.41		3.53
(.69)	(.37)	(1.06)	21.66	7.25	61		.43		3.34
(.82)	—	(.82)	21.27	3.16	58		.42		3.31
(.69)	—	(.69)	21.41	12.94	52		.44		3.89

(.27)	(.88)	(1.15)	21.35	(2.58)[6]	102		1.38	[7]	2.27	[7]
(.47)	(.50)	(.97)	23.13	6.09	116		1.37		2.33
(.49)	—	(.49)	22.73	7.76	124		1.39		2.53
(.49)	(.37)	(.86)	21.57	6.25	133		1.37		2.40
(.61)	—	(.61)	21.18	2.16	139		1.36		2.38
(.49)	—	(.49)	21.33	11.88	133		1.39		2.93

See end of table for footnotes.

The Income Fund of America	41

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset		Net (losses) gains
	value,	Net	on securities	Total from
	beginning	investment	(both realized	investment
Period ended	of period	income[2]	and unrealized)	operations
Class R-2:
1/31/2019[4,5]	$23.01	$.25	$(.88)	$(.63)
7/31/2018	22.62	.54	.82	1.36
7/31/2017	21.47	.55	1.09	1.64
7/31/2016	21.09	.49	.75	1.24
7/31/2015	21.23	.52	(.04)	.48
7/31/2014	19.45	.60	1.68	2.28
Class R-2E:
1/31/2019[4,5]	23.22	.29	(.90)	(.61)
7/31/2018	22.82	.61	.83	1.44
7/31/2017	21.66	.65	1.08	1.73
7/31/2016	21.29	.58	.75	1.33
7/31/2015[4,12]	21.98	.54	(.47)	.07
Class R-3:
1/31/2019[4,5]	23.19	.31	(.90)	(.59)
7/31/2018	22.78	.64	.84	1.48
7/31/2017	21.62	.65	1.10	1.75
7/31/2016	21.23	.59	.75	1.34
7/31/2015	21.37	.61	(.04)	.57
7/31/2014	19.57	.69	1.69	2.38
Class R-4:
1/31/2019[4,5]	23.24	.34	(.90)	(.56)
7/31/2018	22.83	.71	.84	1.55
7/31/2017	21.67	.73	1.09	1.82
7/31/2016	21.27	.65	.76	1.41
7/31/2015	21.42	.68	(.06)	.62
7/31/2014	19.61	.76	1.70	2.46
Class R-5E:
1/31/2019[4,5]	23.26	.35	(.88)	(.53)
7/31/2018	22.85	.78	.82	1.60
7/31/2017	21.69	.90	.95	1.85
7/31/2016[4,13]	21.03	.47	1.07	1.54
Class R-5:
1/31/2019[4,5]	23.28	.37	(.89)	(.52)
7/31/2018	22.87	.78	.84	1.62
7/31/2017	21.70	.78	1.11	1.89
7/31/2016	21.31	.71	.76	1.47
7/31/2015	21.45	.74	(.04)	.70
7/31/2014	19.64	.82	1.70	2.52

42	The Income Fund of America

Dividends and distributions
Dividends		Total				Ratio of		Ratio of net
(from net	Distributions	dividends	Net asset		Net assets,	expenses		income
investment	(from capital	and	value, end	Total	end of period	to average		to average
income)	gains)	distributions	of period	return[3]	(in millions)	net assets[2]		net assets[2]

$(.27)	$(.88)	$(1.15)	$21.23	(2.59)%[6]	$444	1.39%[7]		2.26%[7]
(.47)	(.50)	(.97)	23.01	6.09	488	1.37		2.34
(.49)	—	(.49)	22.62	7.77	533	1.40		2.52
(.49)	(.37)	(.86)	21.47	6.25	577	1.36		2.41
(.62)	—	(.62)	21.09	2.24	599	1.32		2.42
(.50)	—	(.50)	21.23	11.85	635	1.37		2.95

(.30)	(.88)	(1.18)	21.43	(2.45)[6]	32	1.09	[7]	2.56	[7]
(.54)	(.50)	(1.04)	23.22	6.40	28	1.08		2.63
(.57)	—	(.57)	22.82	8.11	22	1.09		2.95
(.59)	(.37)	(.96)	21.66	6.64	7	1.03		2.86
(.76)	—	(.76)	21.29	.28 [6,8]	— [9]	.96	[7,8]	2.73	[7,8]

(.32)	(.88)	(1.20)	21.40	(2.39)[6]	941	.93	[7]	2.72	[7]
(.57)	(.50)	(1.07)	23.19	6.60	1,057	.92		2.78
(.59)	—	(.59)	22.78	8.23	1,183	.95		2.97
(.58)	(.37)	(.95)	21.62	6.71	1,217	.92		2.85
(.71)	—	(.71)	21.23	2.65	1,275	.92		2.83
(.58)	—	(.58)	21.37	12.35	1,357	.94		3.38

(.35)	(.88)	(1.23)	21.45	(2.23)[6]	996	.63	[7]	3.02	[7]
(.64)	(.50)	(1.14)	23.24	6.90	1,154	.63		3.07
(.66)	—	(.66)	22.83	8.54	1,365	.64		3.31
(.64)	(.37)	(1.01)	21.67	7.07	1,189	.62		3.15
(.77)	—	(.77)	21.27	2.90	1,203	.62		3.12
(.65)	—	(.65)	21.42	12.71	1,192	.64		3.67

(.38)	(.88)	(1.26)	21.47	(2.12)[6]	13	.43	[7]	3.19	[7]
(.69)	(.50)	(1.19)	23.26	7.14	6	.41		3.38
(.69)	—	(.69)	22.85	8.72	1	.44		4.04
(.51)	(.37)	(.88)	21.69	7.70 [6]	— [9]	.48	[7]	3.30	[7]

(.39)	(.88)	(1.27)	21.49	(2.07)[6]	421	.33	[7]	3.32	[7]
(.71)	(.50)	(1.21)	23.28	7.21	449	.33		3.38
(.72)	—	(.72)	22.87	8.89	429	.34		3.53
(.71)	(.37)	(1.08)	21.70	7.34	516	.33		3.46
(.84)	—	(.84)	21.31	3.25	658	.32		3.41
(.71)	—	(.71)	21.45	13.03	567	.34		3.98

See end of table for footnotes.

The Income Fund of America	43

Financial highlights (continued)

		(Loss) income from investment operations[1]
	Net asset		Net (losses) gains
	value,	Net	on securities	Total from
	beginning	investment	(both realized	investment
Period ended	of period	income[2]	and unrealized)	operations
Class R-6:
1/31/2019[4,5]	$23.30	$.38	$(.90)	$(.52)
7/31/2018	22.88	.80	.84	1.64
7/31/2017	21.71	.81	1.09	1.90
7/31/2016	21.32	.72	.76	1.48
7/31/2015	21.46	.75	(.04)	.71
7/31/2014	19.65	.83	1.70	2.53

	Six months ended January 31,	Year ended July 31
Portfolio turnover rate for all share classes[14]	2019[4,5,6]	2018	2017	2016	2015	2014
Excluding mortgage dollar roll transactions	18%	53%	34%	39%	32%	Not available
Including mortgage dollar roll transactions	29%	70%	42%	52%	45%	39%

See notes to financial statements

44	The Income Fund of America

Dividends and distributions
Dividends		Total				Ratio of	Ratio of net
(from net	Distributions	dividends	Net asset		Net assets,	expenses	income
investment	(from capital	and	value, end	Total	end of period	to average	to average
income)	gains)	distributions	of period	return[3]	(in millions)	net assets[2]	net assets[2]

$(.39)	$(.88)	$(1.27)	$21.51	(2.04)%[6]	$8,916	.28%[7]	3.37%[7]
(.72)	(.50)	(1.22)	23.30	7.31	8,478	.28	3.44
(.73)	—	(.73)	22.88	8.95	6,464	.28	3.68
(.72)	(.37)	(1.09)	21.71	7.39	4,606	.28	3.49
(.85)	—	(.85)	21.32	3.30	3,176	.28	3.45
(.72)	—	(.72)	21.46	13.08	2,566	.29	4.03

[1]	Based on average shares outstanding.
[2]	For the year ended July 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share would have been lower by $.11; the Class A ratio of expenses to average net assets would have been lower by .01 percentage points; and the Class A ratio of net income to average net assets would have been lower by .51 percentage points. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

The Income Fund of America	45

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2018, through January 31, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

46	The Income Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	8/1/2018	1/31/2019	during period*	expense ratio
Class A – actual return	$1,000.00	$978.16	$2.74	.55%
Class A – assumed 5% return	1,000.00	1,022.43	2.80	.55
Class C – actual return	1,000.00	974.31	6.67	1.34
Class C – assumed 5% return	1,000.00	1,018.45	6.82	1.34
Class T – actual return	1,000.00	979.22	1.75	.35
Class T – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class F-1 – actual return	1,000.00	977.68	3.24	.65
Class F-1 – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class F-2 – actual return	1,000.00	979.06	1.95	.39
Class F-2 – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class F-3 – actual return	1,000.00	979.56	1.40	.28
Class F-3 – assumed 5% return	1,000.00	1,023.79	1.43	.28
Class 529-A – actual return	1,000.00	977.69	3.19	.64
Class 529-A – assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 529-C – actual return	1,000.00	974.22	6.87	1.38
Class 529-C – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class 529-E – actual return	1,000.00	976.44	4.28	.86
Class 529-E – assumed 5% return	1,000.00	1,020.87	4.38	.86
Class 529-T – actual return	1,000.00	978.90	2.05	.41
Class 529-T – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class 529-F-1 – actual return	1,000.00	978.93	2.00	.40
Class 529-F-1 – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class R-1 – actual return	1,000.00	974.20	6.87	1.38
Class R-1 – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class R-2 – actual return	1,000.00	974.10	6.92	1.39
Class R-2 – assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class R-2E – actual return	1,000.00	975.47	5.43	1.09
Class R-2E – assumed 5% return	1,000.00	1,019.71	5.55	1.09
Class R-3 – actual return	1,000.00	976.10	4.63	.93
Class R-3 – assumed 5% return	1,000.00	1,020.52	4.74	.93
Class R-4 – actual return	1,000.00	977.67	3.14	.63
Class R-4 – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class R-5E – actual return	1,000.00	978.82	2.14	.43
Class R-5E – assumed 5% return	1,000.00	1,023.04	2.19	.43
Class R-5 – actual return	1,000.00	979.30	1.65	.33
Class R-5 – assumed 5% return	1,000.00	1,023.54	1.68	.33
Class R-6 – actual return	1,000.00	979.59	1.40	.28
Class R-6 – assumed 5% return	1,000.00	1,023.79	1.43	.28

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Income Fund of America	47

Approval of Investment Advisory and Service Agreement

The Income Fund of America’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2020. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing current income and, secondarily, growth of capital. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through July 31, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results.

48	The Income Fund of America

The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Income Funds Index, the Lipper Equity Income Funds Index, the Standard & Poor’s 500 Composite Index and the Bloomberg Barclays U.S. Aggregate Index. They reviewed the results for the one-year, three-year, five-year, 10-year, 20-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to those of these indexes for the lifetime and 20-year periods, and were mixed for shorter periods. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Income Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from receiving research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost for such services. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

The Income Fund of America	49

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

50	The Income Fund of America

Results of special meeting of shareholders

Held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date)

4,704,076,262

Total shares voting on November 28, 2018

4,163,368,346 (88.5% of shares outstanding)

The proposal: to elect board members

		Percent		Percent
		of shares	Votes	of shares
	Votes for	voting for	withheld	withheld
Hilda L. Applbaum	4,079,839,062	98.0%	83,529,284	2.0%
William H. Baribault	4,069,462,781	97.7	93,905,565	2.3
Michael C. Camuñez	4,075,856,177	97.9	87,512,169	2.1
Vanessa C. L. Chang	4,076,846,436	97.9	86,521,910	2.1
Linda Griego	4,076,119,078	97.9	87,249,268	2.1
Gregory D. Johnson	4,078,112,316	98.0	85,256,030	2.0
Leonade D. Jones	4,069,790,194	97.8	93,578,152	2.2
William D. Jones	4,076,332,628	97.9	87,035,718	2.1
James J. Postl	4,071,934,282	97.8	91,434,064	2.2
Josette Sheeran	4,079,304,397	98.0	84,063,949	2.0
Margaret Spellings	4,075,255,531	97.9	88,112,815	2.1
Isaac Stein	4,070,614,512	97.8	92,753,834	2.2

The Income Fund of America	51

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

52	The Income Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete January 31, 2019, portfolio of The Income Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Income Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 75% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Income Fund of America®

Investment portfolio

January 31, 2019

unaudited

Common stocks 66.62% Financials 8.40%	Shares	Value (000)
CME Group Inc., Class A	9,740,400	$1,775,480
JPMorgan Chase & Co.	16,010,539	1,657,091
Wells Fargo & Co.	14,252,053	697,068
Blackstone Group LP	17,943,629	604,700
HSBC Holdings PLC (GBP denominated)1	68,126,905	571,584
B3 SA - Brasil, Bolsa, Balcao	63,238,000	545,651
KeyCorp	24,699,000	406,793
DBS Group Holdings Ltd.1	20,573,000	366,119
Apollo Global Management, LLC, Class A	9,807,700	287,169
T. Rowe Price Group, Inc.	3,000,000	280,380
SunTrust Banks, Inc.	4,098,600	243,539
BNP Paribas SA1	5,142,000	241,650
BB Seguridade Participações SA	19,562,000	166,592
Toronto-Dominion Bank (CAD denominated)	2,471,000	139,164
Banco Santander, SA1	25,800,000	122,189
Ares Management Corp., Class A	4,848,000	101,129
National Australia Bank Ltd.1	5,811,000	100,973
PNC Financial Services Group, Inc.	800,000	98,136
KBC Groep NV1	1,170,000	79,413
ABN AMRO Group NV, depository receipts1	2,630,671	65,566
AXA SA1	2,635,000	61,146
Svenska Handelsbanken AB, Class A1	5,236,729	56,870
BlackRock, Inc.	100,000	41,508
The Bank of N.T. Butterfield & Son Ltd.	800,000	28,040
Aozora Bank, Ltd.1	780,600	24,017
Macquarie Group Ltd.1	82,000	6,961
		8,768,928
Health care 8.27%
Merck & Co., Inc.	35,290,852	2,626,698
Pfizer Inc.	38,967,181	1,654,157
AstraZeneca PLC1	20,081,200	1,454,731
GlaxoSmithKline PLC1	60,781,000	1,180,779
Gilead Sciences, Inc.	6,000,000	420,060
Bristol-Myers Squibb Co.	8,020,500	395,972
Novartis AG1	4,397,000	383,743
Sanofi1	2,956,000	256,865
Takeda Pharmaceutical Co. Ltd.1	5,803,000	234,128
Advanz Pharma Corp.1,2,3,4	961,943	17,472
Advanz Pharma Corp.2	223,343	4,226
Rotech Healthcare Inc.1,2,3,5,6	543,172	2,173
		8,631,004
Information technology 7.11%
Microsoft Corp.	23,935,154	2,499,548
Intel Corp.	28,038,100	1,321,155
Taiwan Semiconductor Manufacturing Co., Ltd.1	137,003,000	1,015,306

The Income Fund of America — Page 1 of 40

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,996,470	$75,107
Broadcom Inc.	3,920,112	1,051,570
QUALCOMM Inc.	8,763,000	433,944
Texas Instruments Inc.	3,700,000	372,516
Paychex, Inc.	4,770,000	337,716
Vanguard International Semiconductor Corp.1	50,830,886	114,477
Cisco Systems, Inc.	2,163,000	102,288
Samsung Electronics Co., Ltd., nonvoting preferred1	2,015,000	68,144
Versum Materials, Inc.	533,686	19,624
Atea ASA1	613,585	8,482
Corporate Risk Holdings I, Inc.1,2,6	2,205,215	259
Corporate Risk Holdings Corp.1,2,3,6	11,149	—7
		7,420,136
Energy 6.69%
Chevron Corp.	11,753,500	1,347,539
Royal Dutch Shell PLC, Class B (ADR)	10,405,000	653,434
Royal Dutch Shell PLC, Class B1	17,889,147	556,476
Royal Dutch Shell PLC, Class A (ADR)	1,215	75
Occidental Petroleum Corp.	15,439,000	1,031,016
Enbridge Inc.	23,589,090	863,832
Enbridge Inc. (CAD denominated)	2,116,655	77,340
BP PLC1	92,255,000	628,722
ConocoPhillips	5,885,000	398,356
Helmerich & Payne, Inc.	5,360,000	300,106
Williams Companies, Inc.	8,665,000	233,348
CNOOC Ltd.1	123,266,000	205,899
Schlumberger Ltd.	3,982,000	176,044
Coal India Ltd.1	38,000,000	120,032
Keyera Corp.	5,190,000	110,282
Baker Hughes, a GE Co., Class A	4,500,000	106,065
Exxon Mobil Corp.	1,235,000	90,501
Viper Energy Partners LP	1,245,300	39,489
Ascent Resources - Utica, LLC, Class A1,2,3,5,6	110,214,618	26,452
Tribune Resources, Inc.1,2	3,935,815	11,611
China Petroleum & Chemical Corp., Class H1	5,132,000	4,281
White Star Petroleum Corp., Class A1,2,3,5,6	6,511,401	2,279
		6,983,179
Industrials 6.52%
Lockheed Martin Corp.	4,969,400	1,439,586
BAE Systems PLC1	117,086,776	786,589
United Parcel Service, Inc., Class B	6,987,126	736,443
Emerson Electric Co.	8,800,000	576,136
Edenred SA1,5	12,231,900	496,668
Boeing Co.	1,210,000	466,600
Caterpillar Inc.	3,382,000	450,347
Hubbell Inc.5	3,430,000	375,002
International Consolidated Airlines Group, SA (CDI)1	39,520,000	334,179
Norfolk Southern Corp.	1,600,000	268,384
Illinois Tool Works Inc.	1,325,000	181,936
ACS, Actividades de Construcción y Servicios, SA1	3,887,371	160,825
Sandvik AB1	7,408,000	118,104
KONE OYJ, Class B1	2,340,000	113,618
PACCAR Inc.	1,314,040	86,096

The Income Fund of America — Page 2 of 40

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Watsco, Inc.	565,000	$83,326
VINCI SA1	885,604	78,074
CEVA Logistics AG1,2	846,991	25,614
Douglas Dynamics, Inc.	335,885	11,890
Coor Service Management Holding AB1	1,150,000	8,897
Fjord1 ASA1	1,150,000	5,977
Inwido AB1	277,519	1,780
NCI Building Systems, Inc.1,2,3,4	7,713	56
		6,806,127
Real estate 5.90%
Crown Castle International Corp. REIT	11,138,000	1,303,814
Digital Realty Trust, Inc. REIT	9,111,000	987,086
Public Storage REIT	3,214,500	683,145
Simon Property Group, Inc. REIT	3,456,500	629,498
Iron Mountain Inc. REIT5	16,245,000	604,314
Prologis, Inc. REIT	5,105,000	353,062
Gaming and Leisure Properties, Inc. REIT	8,599,270	322,473
Weyerhaeuser Co. REIT2	11,802,269	309,691
Link Real Estate Investment Trust REIT1	19,651,812	215,518
Lamar Advertising Co. REIT, Class A	2,353,322	175,205
American Tower Corp. REIT	1,007,173	174,080
Camden Property Trust REIT	1,779,554	172,528
Vornado Realty Trust REIT, Shares of Beneficial Interest	1,795,000	125,488
Redwood Trust, Inc. REIT	3,321,159	53,570
Fibra Uno Administración, SA de CV REIT	34,239,800	46,985
Brookfield Property Partners LP	500,000	9,100
		6,165,557
Consumer discretionary 5.84%
General Motors Co.	29,697,712	1,158,805
McDonald’s Corp.	6,390,000	1,142,404
Las Vegas Sands Corp.	13,659,650	797,177
Target Corp.	9,950,000	726,350
Carnival Corp., units	9,500,000	547,010
Sands China Ltd.1	82,673,800	395,249
Home Depot, Inc.	1,724,500	316,497
Nokian Renkaat Oyj1,5	7,439,624	247,133
Darden Restaurants, Inc.	1,400,000	146,902
Hasbro, Inc.	1,451,387	131,438
Compass Group PLC1	5,993,692	128,237
Kingfisher PLC1	38,400,000	112,174
Domino’s Pizza Group PLC1,5	30,671,123	106,608
Kindred Group PLC (SDR)1	8,202,185	84,359
Dustin Group AB1	4,201,291	37,857
Nien Made Enterprise Co., Ltd.1	1,450,000	12,563
Tailored Brands, Inc.	475,000	5,999
		6,096,762
Consumer staples 5.59%
Coca-Cola Co.	34,503,700	1,660,663
Procter & Gamble Co.	8,200,000	791,054
Philip Morris International Inc.	9,560,700	733,497
Kellogg Co.	8,990,000	530,500
Nestlé SA1	4,237,617	369,098

The Income Fund of America — Page 3 of 40

unaudited

Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Unilever PLC1	7,000,000	$366,728
Altria Group, Inc.	7,212,000	355,912
Anheuser-Busch InBev SA/NV1	3,776,729	288,373
British American Tobacco PLC1	7,327,000	258,515
General Mills, Inc.	5,000,000	222,200
Walgreens Boots Alliance, Inc.	2,425,000	175,230
Costco Wholesale Corp.	268,000	57,521
Keurig Dr Pepper Inc.	1,000,000	27,220
		5,836,511
Materials 5.33%
DowDuPont Inc.	25,585,269	1,376,743
LyondellBasell Industries NV	9,525,000	828,389
WestRock Co.5	16,074,832	654,407
BHP Group PLC1	25,000,000	554,880
Rio Tinto PLC1	6,902,000	381,725
Akzo Nobel NV1	4,286,222	370,476
CF Industries Holdings, Inc.	7,854,020	342,828
Air Products and Chemicals, Inc.	1,754,971	288,500
Boral Ltd.1,5	76,201,575	274,776
BASF SE1	3,500,000	255,709
Vale SA, ordinary nominative (ADR)	7,993,363	99,437
Vale SA, ordinary nominative	5,418,360	67,596
Fortescue Metals Group Ltd.1	16,848,877	69,210
Ardagh Group SA, Class A	450,000	5,454
		5,570,130
Utilities 3.66%
DTE Energy Co.	7,749,000	912,445
Public Service Enterprise Group Inc.	13,621,000	743,025
AES Corp.5	35,402,000	580,239
Duke Energy Corp.	3,999,999	351,120
Brookfield Infrastructure Partners LP	6,558,000	256,091
NTPC Ltd.1	110,255,348	217,385
Dominion Energy, Inc.	3,090,000	217,042
Power Assets Holdings Ltd.1	27,740,910	187,459
Enel SPA1	25,881,600	156,079
Guangdong Investment Ltd.1	71,500,000	136,508
ContourGlobal PLC1	26,652,500	58,761
Vistra Energy Corp.2	104,735	2,630
		3,818,784
Communication services 3.31%
Verizon Communications Inc.	31,173,887	1,716,434
Interpublic Group of Companies, Inc.	13,678,000	311,174
SK Telecom Co., Ltd.1	990,000	228,961
Advanced Info Service PCL, foreign registered1	33,110,000	189,946
AT&T Inc.	5,700,000	171,342
WPP PLC1	12,500,000	142,743
Axel Springer SE1	2,142,000	130,890
Shaw Communications Inc., Class B, nonvoting	6,001,178	121,855
Publicis Groupe SA1	1,597,000	97,508
BT Group PLC1	30,372,000	92,632
Spark New Zealand Ltd.1	32,891,899	92,190
HKBN Ltd.1	49,072,000	75,817

The Income Fund of America — Page 4 of 40

unaudited

Common stocks (continued) Communication services (continued)	Shares	Value (000)
TalkTalk Telecom Group PLC1	45,499,473	$66,604
Mobile TeleSystems PJSC (ADR)	2,043,000	17,570
Cumulus Media Inc., Class B1,2	223,977	2,699
Cumulus Media Inc., Class A2	184,316	2,221
Adelphia Recovery Trust, Series ACC-11,2,6	9,913,675	5
		3,460,591
Total common stocks (cost: $54,695,879,000)		69,557,709
Preferred securities 0.21% Financials 0.21%
Citigroup Inc. 9.12050% preferred	2,368,637	61,442
Citigroup Inc., Series K, depositary shares	2,145,767	55,790
PNC Financial Services Group, Inc., Series P, noncumulative depositary shares	2,000,000	52,700
Goldman Sachs Group, Inc., Series J, 5.50% depositary shares	1,200,000	30,108
Wells Fargo & Co., Class A, Series Q, 5.85% depositary shares preferred noncumulative	555,913	14,193
Total preferred securities (cost: $208,791,000)		214,233
Rights & warrants 0.00% Energy 0.00%
Tribune Resources, Inc., Class A, warrants, expire 20231,2,6	1,778,694	560
Tribune Resources, Inc., Class B, warrants, expire 20231,2,6	1,383,428	331
Tribune Resources, Inc., Class C, warrants, expire 20231,2,6	948,600	179
Ultra Petroleum Corp., warrants, expire 20252	499,240	187
		1,257
Industrials 0.00%
Associated Materials, LLC, warrants, expire 20231,2,6	328,867	—7
Total rights & warrants (cost: $388,000)		1,257
Convertible stocks 0.21% Utilities 0.10%
DTE Energy Co., units, 6.50% convertible preferred 2019	1,055,000	57,466
Dominion Energy, Inc., Series A units, 6.75% convertible preferred 2019	1,044,568	50,192
		107,658
Real estate 0.05%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	44,500	49,235
Consumer staples 0.03%
Bunge Ltd. 4.875% convertible preferred	322,700	32,028
Industrials 0.03%
Associated Materials, LLC, 14.00% convertible preferred 20201,6	23,150	26,149
		26,149
Total convertible stocks (cost: $203,514,000)		215,070

The Income Fund of America — Page 5 of 40

unaudited

Convertible bonds 0.20% Financials 0.19%	Principal amount (000)	Value (000)
Goldman Sachs, Equity Linked Notes (Sysco Corp.), 4.75% 2019	$ 3,219	$202,253
Communication services 0.01%
DISH DBS Corp., convertible notes, 3.375% 2026	4,900	4,175
Gogo Inc., convertible notes, 6.00% 20224	5,475	5,382
		9,557
Total convertible bonds (cost: $201,308,000)		211,810
Bonds, notes & other debt instruments 25.30% Corporate bonds & notes 11.57% Financials 1.98%
ACE INA Holdings Inc. 2.30% 2020	4,485	4,447
ACE INA Holdings Inc. 2.875% 2022	5,470	5,470
ACE INA Holdings Inc. 3.35% 2026	2,440	2,440
ACE INA Holdings Inc. 4.35% 2045	510	542
Alliant Holdings Intermediate LLC 8.25% 20234	5,150	5,253
Ally Financial Inc. 4.25% 2021	24,000	24,240
Ally Financial Inc. 5.125% 2024	37,385	39,030
Ally Financial Inc. 8.00% 2031	8,075	9,730
Ally Financial Inc. 8.00% 2031	4,164	5,018
American Express Co. 3.00% 2024	6,175	6,008
American International Group, Inc. 3.90% 2026	4,550	4,514
American International Group, Inc. 4.20% 2028	2,470	2,477
American International Group, Inc. 4.80% 2045	2,100	2,075
American International Group, Inc. 4.75% 2048	800	782
Australia & New Zealand Banking Group Ltd. 2.625% 2022	4,975	4,884
AXA Equitable Holdings, Inc. 3.90% 2023	4,650	4,656
AXA SA 5.00% 2048	4,400	4,113
Bank of America Corp. 5.00% 2021	3,500	3,646
Bank of America Corp. 2.738% 2022 (3-month USD-LIBOR + 0.37% on 1/23/2021)8	5,925	5,880
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)8	10,500	10,343
Bank of America Corp. 3.004% 2023 (3-month USD-LIBOR + 0.79% on 12/20/2022)8	13,025	12,852
Bank of America Corp. 3.124% 2023 (3-month USD-LIBOR + 1.16% on 1/20/2022)8	10,500	10,468
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)8	72,452	72,894
Bank of America Corp. 3.366% 2026 (3-month USD-LIBOR + 0.81% on 1/23/2025)8	10,000	9,878
Bank of America Corp. 3.593% 2028 (3-month USD-LIBOR + 1.37% on 7/21/2027)8	11,000	10,773
Bank of Nova Scotia 2.50% 2021	4,975	4,949
BB&T Corp. 2.45% 2020	19,000	18,934
Berkshire Hathaway Finance Corp. 4.20% 2048	12,520	12,894
Berkshire Hathaway Finance Corp. 4.25% 2049	3,500	3,614
Berkshire Hathaway Inc. 3.125% 2026	3,700	3,685
Berkshire Hathaway Inc. 4.50% 2043	1,800	1,927
BNP Paribas 3.50% 20234	24,900	24,746
BNP Paribas 3.375% 20254	18,500	17,844
Capital One Financial Corp. 3.45% 2021	23,000	23,124
Capital One Financial Corp. 3.90% 2024	5,400	5,452
Capital One Financial Corp. 4.25% 2025	15,500	15,836
CIT Group Inc. 4.125% 2021	4,375	4,397
Citigroup Inc. 2.35% 2021	6,175	6,068
Citigroup Inc. 2.70% 2021	4,975	4,943
Citigroup Inc. 2.90% 2021	14,975	14,874
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)8	21,470	21,106

The Income Fund of America — Page 6 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 3.142% 2023 (3-month USD-LIBOR + 0.722% on 1/4/2022)8	$6,975	$6,939
Citigroup Inc. 3.875% 2023	8,525	8,676
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)8	9,975	10,195
Citigroup Inc. 3.20% 2026	8,000	7,667
Citigroup Inc. 4.65% 2048	5,860	6,178
Citigroup Inc., Series A, junior subordinated 5.95% (undated) (3-month USD-LIBOR + 4.068% on 1/30/2023)8	13,295	13,281
CME Group Inc. 3.75% 2028	6,875	7,082
CME Group Inc. 4.15% 2048	8,300	8,488
CNA Financial Corp. 3.95% 2024	5,000	4,987
Compass Diversified Holdings 8.00% 20264	19,313	19,603
Cooperatieve Rabobank UA 2.75% 2023	4,975	4,883
Crédit Agricole SA 3.375% 20224	7,975	7,919
Crédit Agricole SA 3.75% 20234	12,500	12,429
Credit Suisse Group AG 2.75% 2020	18,000	17,908
Credit Suisse Group AG 3.45% 2021	4,150	4,156
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)4,8	4,750	4,577
Credit Suisse Group AG 3.80% 2023	14,925	14,871
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)4,8	9,905	9,476
Danske Bank AS 2.00% 20214	4,130	3,919
Danske Bank AS 2.70% 20224	6,615	6,329
Danske Bank AS 3.875% 20234	9,604	9,204
Deutsche Bank AG 2.70% 2020	20,000	19,598
Deutsche Bank AG 4.25% 2021	20,000	19,851
Deutsche Bank AG 3.95% 2023	5,000	4,784
Discover Financial Services 3.35% 2023	3,675	3,625
Discover Financial Services 4.65% 2028	10,500	10,653
Ford Motor Credit Co. 5.085% 2021	3,335	3,387
Ford Motor Credit Co. 3.81% 2024	2,502	2,290
FS Energy and Power Fund 7.50% 20234	15,075	15,113
Goldman Sachs Group, Inc. 2.55% 2019	5,896	5,883
Goldman Sachs Group, Inc. 5.25% 2021	3,000	3,147
Goldman Sachs Group, Inc. 5.75% 2022	20,000	21,465
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)8	46,330	45,379
Goldman Sachs Group, Inc. 3.20% 2023	16,694	16,619
Goldman Sachs Group, Inc. 3.85% 2024	3,925	3,974
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)8	8,000	7,774
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)8	14,359	14,452
Groupe BPCE SA 2.75% 20234	5,175	5,032
Groupe BPCE SA 5.70% 20234	21,170	22,141
Groupe BPCE SA 5.15% 20244	12,085	12,335
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)8	4,975	4,943
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)8	4,175	4,234
HSBC Holdings PLC 4.25% 2024	9,000	9,155
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)8	13,590	13,910
HUB International Ltd. 7.00% 20264	11,441	11,126
Icahn Enterprises Finance Corp. 6.25% 2022	22,275	22,915
Intesa Sanpaolo SpA 3.125% 20224	11,300	10,627
Intesa Sanpaolo SpA 3.375% 20234	6,500	6,066
Intesa Sanpaolo SpA 5.017% 20244	92,010	84,537
Intesa Sanpaolo SpA 5.71% 20264	29,525	27,550
Intesa Sanpaolo SpA 3.875% 20284	225	194
Jefferies Financial Group Inc. 5.50% 2023	7,405	7,747
JPMorgan Chase & Co. 2.25% 2020	4,750	4,726
JPMorgan Chase & Co. 2.55% 2020	5,300	5,267

The Income Fund of America — Page 7 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 2.40% 2021	$6,650	$6,570
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)8	9,400	9,463
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)8	18,809	19,116
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)8	18,884	19,385
JPMorgan Chase & Co. 3.96% 2027 (3-month USD-LIBOR + 1.245% on 1/29/2026)8	6,500	6,621
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)8	7,000	6,864
JPMorgan Chase & Co. 4.005% 2029 (3-month USD-LIBOR + 1.12% on 4/23/2028)8	6,960	7,046
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)8	3,150	3,232
JPMorgan Chase & Co. 4.452% 2029 (3-month USD-LIBOR + 1.33% on 12/5/2028)8	13,733	14,380
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated) (3-month USD-LIBOR + 3.80% on 5/1/2020)8	36,425	36,984
JPMorgan Chase & Co., Series I, junior subordinated 6.221% (undated) (3-month USD-LIBOR + 3.47% on 4/30/2019)8	53,628	53,951
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated) (3-month USD-LIBOR + 3.78% on 2/1/2024)8	25,901	27,938
Liberty Mutual Group Inc. 4.25% 20234	971	987
Liberty Mutual Group Inc. 4.569% 20294	3,429	3,493
Lloyds Banking Group PLC 3.00% 2022	6,000	5,898
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)8	15,500	14,884
Lloyds Banking Group PLC 4.582% 2025	7,000	6,851
Lloyds Banking Group PLC 4.375% 2028	3,950	3,941
Marsh & McLennan Companies, Inc. 3.875% 2024	4,050	4,133
Marsh & McLennan Companies, Inc. 4.375% 2029	1,260	1,306
Marsh & McLennan Companies, Inc. 4.75% 2039	1,250	1,305
Marsh & McLennan Companies, Inc. 4.90% 2049	1,250	1,325
MetLife, Inc. 4.60% 2046	2,475	2,572
Metropolitan Life Global Funding I 2.30% 20194	1,350	1,349
Metropolitan Life Global Funding I 2.00% 20204	3,310	3,277
Metropolitan Life Global Funding I 2.50% 20204	4,000	3,965
Metropolitan Life Global Funding I 2.40% 20214	3,825	3,791
Metropolitan Life Global Funding I 3.60% 20244	1,000	1,013
Metropolitan Life Global Funding I 3.45% 20264	2,330	2,312
Metropolitan Life Global Funding I 3.00% 20274	1,500	1,428
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	5,225	5,083
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	4,975	4,876
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	3,275	3,251
Mizuho Financial Group, Ltd. 3.549% 2023	4,975	5,009
Morgan Stanley 2.50% 2021	4,975	4,913
Morgan Stanley 2.75% 2022	8,850	8,726
Morgan Stanley 3.125% 2023	49,675	49,457
Morgan Stanley 3.70% 2024	1,125	1,136
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)8	15,675	15,873
Morgan Stanley 3.875% 2026	11,000	11,070
Morgan Stanley 3.625% 2027	12,160	11,977
Morgan Stanley 4.431% 2030 (3-month USD + 1.628% on 1/23/2029)8	17,955	18,681
Morgan Stanley, Series F, 3.875% 2024	275	281
National Australia Bank Ltd. 2.50% 2022	4,975	4,867
National Australia Bank Ltd. 2.875% 2023	3,775	3,709
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	6,380	6,463
National Rural Utilities Cooperative Finance Corp. 4.30% 2049	1,400	1,435
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)4,8	4,925	4,946
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 5.078% 20244,9	8,150	8,131
Navient Corp. 4.875% 2019	23,586	23,630
Navient Corp. 6.50% 2022	10,790	11,050

The Income Fund of America — Page 8 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Navient Corp. 5.50% 2023	$34,605	$33,524
Navient Corp. 6.125% 2024	10,350	9,962
New York Life Global Funding 1.95% 20204	1,820	1,805
New York Life Global Funding 1.70% 20214	11,725	11,342
New York Life Global Funding 2.30% 20224	2,000	1,939
New York Life Global Funding 3.00% 20284	1,000	972
Nuveen, LLC 4.00% 20284	1,815	1,897
PNC Bank 3.50% 2023	4,929	4,998
PNC Financial Services Group, Inc. 2.854% 20228	8,395	8,283
PNC Financial Services Group, Inc. 3.50% 2024	3,450	3,487
PNC Financial Services Group, Inc. 3.90% 2024	3,000	3,040
PNC Financial Services Group, Inc., Series O, junior subordinated 6.75% (undated) (3-month USD-LIBOR + 3.678% on 8/1/2021)8	10,250	10,744
PRICOA Global Funding I 2.45% 20224	1,540	1,500
PRICOA Global Funding I 3.45% 20234	4,650	4,676
Principal Financial Group, Inc. 4.111% 20284	3,500	3,468
Prudential Financial, Inc. 3.50% 2024	9,000	9,122
Prudential Financial, Inc. 5.625% 2043 (3-month USD-LIBOR + 3.92% on 6/15/2023)8	1,850	1,919
Prudential Financial, Inc. 3.905% 2047	2,975	2,774
Prudential Financial, Inc. 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)8	4,000	3,851
Rabobank Nederland 2.50% 2021	3,100	3,077
Rabobank Nederland 2.75% 2022	2,825	2,799
Rabobank Nederland 4.625% 2023	8,000	8,213
Rabobank Nederland 4.375% 2025	9,000	9,132
Royal Bank of Scotland PLC 4.65% 20248	3,950	3,959
Santander Holdings USA, Inc. 4.45% 2021	8,500	8,649
Santander Holdings USA, Inc. 3.70% 2022	10,500	10,495
Santander Holdings USA, Inc. 3.40% 2023	12,500	12,321
Skandinaviska Enskilda Banken AB 2.625% 2021	4,975	4,923
Solenis International, LP, Term Loan, (3-month USD-LIBOR + 8.50%) 11.207% 20249,10,11	3,970	3,791
Solenis International, LP, Term Loan, (3-month USD-LIBOR + 4.00%) 6.738% 20259,10,11	1,130	1,112
Starwood Property Trust, Inc. 5.00% 2021	10,070	10,196
Sumitomo Mitsui Banking Corp. 3.102% 2023	8,240	8,177
Svenska Handelsbanken AB 1.875% 2021	3,445	3,330
Synchrony Bank 3.65% 2021	3,375	3,369
The Edelman Financial Center LLC, Term Loan, (3-month USD-LIBOR + 6.75%) 9.537% 20269,10,11	28,500	28,055
Travelers Companies, Inc. 4.00% 2047	2,260	2,224
Travelers Companies, Inc. 4.05% 2048	1,600	1,587
UBS Group AG 4.125% 20254	4,425	4,482
UniCredit SpA 3.75% 20224	20,625	20,072
UniCredit SpA 6.572% 20224	5,445	5,570
UniCredit SpA 4.625% 20274	5,000	4,701
UniCredit SpA 5.861% 20324,8	20,825	18,668
US Bancorp 2.85% 2023	5,925	5,881
US Bancorp 3.40% 2023	3,650	3,698
US Bancorp 3.70% 2024	10,000	10,305
US Bancorp 2.375% 2026	6,000	5,610
Wells Fargo & Co. 2.55% 2020	2,075	2,060
Wells Fargo & Co. 2.10% 2021	5,125	5,013
Wells Fargo & Co. 2.50% 2021	9,475	9,379
Wells Fargo & Co. 4.60% 2021	25,000	25,807
Wells Fargo & Co. 2.625% 2022	4,975	4,893
Wells Fargo & Co. 3.069% 2023	4,975	4,946
Wells Fargo & Co. 3.55% 2023	15,500	15,726

The Income Fund of America — Page 9 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 3.75% 2024	$7,865	$8,005
Wells Fargo & Co. 3.00% 2026	8,000	7,685
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)8	281	278
Wells Fargo & Co. 4.15% 2029	9,010	9,261
Wells Fargo & Co., Series K, junior subordinated, 6.558% (undated) (3-month USD-LIBOR + 3.77% on 3/15/2019)8	86,566	87,237
		2,070,005
Health care 1.76%
Abbott Laboratories 2.80% 2020	9,100	9,117
Abbott Laboratories 2.90% 2021	12,460	12,458
Abbott Laboratories 3.40% 2023	6,217	6,303
Abbott Laboratories 3.75% 2026	4,853	4,950
Abbott Laboratories 4.90% 2046	2,725	3,045
AbbVie Inc. 2.30% 2021	14,335	14,086
AbbVie Inc. 2.90% 2022	5,000	4,944
AbbVie Inc. 4.30% 2036	1,003	928
AbbVie Inc. 4.45% 2046	8,863	7,981
Allergan PLC 3.00% 2020	7,065	7,061
Allergan PLC 3.45% 2022	21,443	21,412
Allergan PLC 3.80% 2025	8,935	8,915
Allergan PLC 4.55% 2035	6,750	6,507
Allergan PLC 4.75% 2045	13,403	12,982
Allergan, Inc. 5.00% 20214	3,809	3,951
Amgen Inc. 1.85% 2021	2,720	2,641
Anthem, Inc. 4.101% 2028	4,000	4,056
AstraZeneca PLC 2.375% 2022	2,500	2,432
AstraZeneca PLC 3.50% 2023	10,076	10,159
AstraZeneca PLC 3.375% 2025	4,500	4,424
AstraZeneca PLC 4.00% 2029	3,810	3,859
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 6.488% 20259,10,11	1,890	1,883
Baxalta Inc. 4.00% 2025	1,908	1,895
Bayer AG 2.375% 20194	4,810	4,777
Bayer US Finance II LLC 3.875% 20234	24,410	24,403
Bayer US Finance II LLC 4.25% 20254	26,406	26,334
Bayer US Finance II LLC 4.375% 20284	8,550	8,398
Bayer US Finance II LLC 4.40% 20444	13,090	11,394
Becton, Dickinson and Co. 2.675% 2019	3,136	3,124
Becton, Dickinson and Co. 2.894% 2022	7,900	7,764
Becton, Dickinson and Co. 3.363% 2024	5,835	5,724
Becton, Dickinson and Co. 3.70% 2027	8,425	8,240
Boston Scientific Corp. 2.85% 2020	7,875	7,857
Boston Scientific Corp. 6.00% 2020	5,375	5,523
Boston Scientific Corp. 3.375% 2022	4,300	4,288
Boston Scientific Corp. 3.85% 2025	5,000	5,081
Centene Corp. 4.75% 2022	35,358	36,120
Centene Corp. 6.125% 2024	4,550	4,777
Centene Corp. 4.75% 2025	21,320	21,666
Centene Corp. 5.375% 20264	11,775	12,235
Charles River Laboratories International, Inc. 5.50% 20264	1,740	1,783
Cigna Corp. 3.40% 20214	4,475	4,499
Cigna Corp. 3.75% 20234	13,040	13,227
Cigna Corp. 4.125% 20254	7,520	7,684
Cigna Corp. 4.375% 20284	5,675	5,838

The Income Fund of America — Page 10 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Cigna Corp. 4.80% 20384	$9,830	$10,055
Cigna Corp. 4.90% 20484	3,405	3,495
Concordia International Corp. 8.00% 2024	1,428	1,364
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 8.016% 20249,10,11	3,916	3,750
CVS Health Corp. 3.35% 2021	15,192	15,255
CVS Health Corp. 4.10% 2025	29,200	29,763
CVS Health Corp. 4.30% 2028	19,440	19,708
CVS Health Corp. 4.78% 2038	1,637	1,648
CVS Health Corp. 5.05% 2048	6,455	6,647
DaVita HealthCare Partners Inc. 5.125% 2024	1,775	1,753
DaVita HealthCare Partners Inc. 5.00% 2025	15,175	14,663
DJO Finance LLC 10.75% 2020	1,545	1,553
DJO Finance LLC 8.125% 20214	2,340	2,438
Eagle Holding Co II LLC 7.625% 20224,12	1,600	1,604
Eli Lilly and Co. 2.35% 2022	19,228	18,955
EMD Finance LLC 2.95% 20224	7,100	7,024
Endo International PLC 5.75% 20224	26,156	23,867
Endo International PLC 6.00% 20234	5,670	4,661
Endo International PLC 6.00% 20254,8	15,550	12,090
Envision Healthcare Corp. 8.75% 20264	3,055	2,793
Envision Healthcare Corp. Term Loan (3-month USD-LIBOR + 3.75%) 6.249% 20259,10,11	1,150	1,086
GlaxoSmithKline PLC 3.375% 2023	17,290	17,540
GlaxoSmithKline PLC 3.625% 2025	10,065	10,310
HCA Inc. 5.875% 2023	9,805	10,393
HCA Inc. 5.375% 2025	4,300	4,449
HCA Inc 5.375% 2026	3,875	3,986
HCA Inc. 5.875% 2026	1,575	1,666
HCA Inc. 5.625% 2028	2,765	2,864
HealthSouth Corp. 5.75% 2024	5,425	5,506
HealthSouth Corp. 5.75% 2025	15,197	15,425
Hologic, Inc. 4.375% 20254	490	484
Hologic, Inc. 4.625% 20284	3,115	3,022
IMS Health Holdings, Inc. 5.00% 20264	11,000	11,096
inVentiv Health, Inc. 7.50% 20244	4,095	4,336
Jaguar Holding Co. 6.375% 20234	13,140	13,107
Johnson & Johnson 2.45% 2026	12,960	12,429
Johnson & Johnson 2.90% 2028	6,541	6,385
Kinetic Concepts, Inc. 7.875% 20214	4,825	4,928
Kinetic Concepts, Inc. 12.50% 20214	18,765	20,360
Laboratory Corp. of America Holdings 3.60% 2027	6,100	5,800
Laboratory Corp. of America Holdings 4.70% 2045	885	831
Mallinckrodt PLC 4.875% 20204	42,775	42,508
Mallinckrodt PLC 5.75% 20224	2,060	1,880
Mallinckrodt PLC 5.625% 20234	780	662
McKesson Corp. 2.284% 2019	4,870	4,868
Medtronic, Inc. 4.375% 2035	5,903	6,209
Medtronic, Inc. 4.625% 2045	11,610	12,662
Merck & Co., Inc. 2.80% 2023	250	250
Merck & Co., Inc. 2.75% 2025	9,700	9,541
Molina Healthcare, Inc. 5.375% 2022	58,335	59,648
Molina Healthcare, Inc. 4.875% 20254	23,879	23,431
Multiplan, Inc. 7.125% 20244	2,600	2,588
Mylan Laboratories Inc. 3.15% 2021	4,403	4,328
Novartis Capital Corp. 2.40% 2022	4,975	4,900

The Income Fund of America — Page 11 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
NVA Holdings Inc. 6.875% 20264	$7,850	$7,534
Owens & Minor, Inc. 3.875% 2021	29,766	25,971
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 7.238% 20259,10,11	7,447	6,348
PAREXEL International Corp. 6.375% 20254	12,305	11,198
Prestige Brands International Inc. 6.375% 20244	3,650	3,650
Quintiles Transnational Corp. 4.875% 20234	10,133	10,298
Roche Holdings, Inc. 2.875% 20214	6,871	6,888
Roche Holdings, Inc. 3.35% 20244	5,000	5,082
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 6.087% 20231,5,6,9,10,11	14,375	14,375
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.41% 2023 (100% PIK)1,5,6,9,10,11,12	31,153	29,666
Shire PLC 2.40% 2021	33,449	32,575
Shire PLC 2.875% 2023	23,205	22,388
Shire PLC 3.20% 2026	24,030	22,417
Takeda Pharmaceutical Co., Ltd. 4.00% 20214	20,000	20,379
Takeda Pharmaceutical Co., Ltd. 4.40% 20234	18,790	19,378
Takeda Pharmaceutical Co., Ltd. 5.00% 20284	25,399	26,742
Team Health Holdings, Inc. 6.375% 20254	20,905	17,051
Teleflex Inc. 4.625% 2027	3,580	3,504
Tenet Healthcare Corp. 4.75% 2020	12,325	12,464
Tenet Healthcare Corp., 6.00% 2020	50,910	52,771
Tenet Healthcare Corp. 4.375% 2021	13,400	13,450
Tenet Healthcare Corp. 4.50% 2021	26,605	26,791
Tenet Healthcare Corp. 8.125% 2022	1,864	1,955
Tenet Healthcare Corp. 6.75% 2023	5,325	5,252
Tenet Healthcare Corp. 4.625% 2024	25,116	24,695
Tenet Healthcare Corp. 6.25% 20274	3,000	3,049
Teva Pharmaceutical Finance Co. BV 2.80% 2023	99,616	90,124
Teva Pharmaceutical Finance Co. BV 6.00% 2024	43,524	44,302
Teva Pharmaceutical Finance Co. BV 3.15% 2026	55,895	46,494
Teva Pharmaceutical Finance Co. BV 6.75% 2028	68,940	71,778
Teva Pharmaceutical Finance Co. BV 4.10% 2046	66,410	48,965
Thermo Fisher Scientific Inc. 4.15% 2024	2,217	2,292
UnitedHealth Group Inc. 3.50% 2024	2,030	2,066
UnitedHealth Group Inc. 3.70% 2025	4,570	4,699
UnitedHealth Group Inc. 3.75% 2025	5,710	5,919
Valeant Pharmaceuticals International, Inc. 5.875% 20234	17,607	17,314
Valeant Pharmaceuticals International, Inc. 6.125% 20254	97,372	92,260
Valeant Pharmaceuticals International, Inc. 9.00% 20254	27,060	28,870
Valeant Pharmaceuticals International, Inc. 9.25% 20264	18,895	20,359
Valeant Pharmaceuticals International, Inc. 8.50% 20274	2,265	2,373
Valeant Pharmaceuticals International, Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.513% 20259,10,11	4,649	4,609
Verscend Holding Corp 9.75% 20264	1,372	1,382
Verscend Holding Corp., Term Loan B, (3-month USD-LIBOR + 4.50%) 6.999% 20259,10,11	1,152	1,143
WellPoint, Inc. 2.25% 2019	4,000	3,990
Zimmer Holdings, Inc. 3.15% 2022	18,860	18,639
		1,832,738
Energy 1.61%
American Energy (Permian Basin), (3-month USD-LIBOR + 6.50%) 9.082% 20194,9	4,925	1,995
American Energy (Permian Basin) 7.125% 20204	30,435	10,652
American Energy (Permian Basin) 7.375% 20214	23,925	8,374
Anadarko Petroleum Corp. 5.55% 2026	8,325	8,918
Anadarko Petroleum Corp. 6.45% 2036	1,095	1,249
Anadarko Petroleum Corp. 6.60% 2046	8,460	10,181

The Income Fund of America — Page 12 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Ascent Resources Marcellus Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 6.50%) 9.016% 20231,9,10,11	$5,100	$5,100
Ascent Resources-Utica LLC 10.00% 20224,5	2,705	2,904
Ascent Resources-Utica LLC 7.00% 20264,5	5,715	5,544
Berry Petroleum Corporation 7.00% 20264	1,575	1,536
Blackstone CQP Holdco LP 6.00% 20213,4	20,000	19,980
Blackstone CQP Holdco LP 6.50% 20213,4	97,225	97,407
Bruin E&P Partners, LLC 8.875% 20234	1,555	1,488
Calfrac Well Services Ltd. 8.50% 20264	1,900	1,435
California Resources Corp., Term Loan B, (3-month USD-LIBOR + 4.75%) 7.252% 20229,10,11	5,750	5,640
Canadian Natural Resources Ltd. 2.95% 2023	18,375	17,974
Carrizo Oil & Gas Inc. 6.25% 2023	3,081	3,066
Cenovus Energy Inc. 3.00% 2022	5,970	5,750
Cenovus Energy Inc. 3.80% 2023	16,165	15,884
Cenovus Energy Inc. 4.25% 2027	15,600	14,965
Cenovus Energy Inc. 5.40% 2047	8,511	8,140
Cheniere Energy, Inc. 7.00% 2024	1,975	2,182
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 6.037% 20199	12,200	12,200
Chesapeake Energy Corp. 4.875% 2022	28,085	26,821
Chesapeake Energy Corp. 5.75% 2023	290	274
Chesapeake Energy Corp. 8.00% 2025	19,825	20,027
Chesapeake Energy Corp. 8.00% 2027	17,210	16,581
Comstock Resources, Inc. 9.75% 20264	22,175	20,623
Concho Resources Inc. 4.30% 2028	9,681	9,839
Concho Resources Inc. 4.85% 2048	4,921	5,002
CONSOL Energy Inc. 5.875% 2022	90,950	90,723
Convey Park Energy LLC 7.50% 20254	9,130	8,491
DCP Midstream Operating LP 4.95% 2022	18,690	18,924
Denbury Resources Inc. 9.00% 20214	5,345	5,318
Denbury Resources Inc. 7.50% 20244	780	686
Devon Energy Corp. 5.00% 2045	1,000	967
Diamond Offshore Drilling, Inc. 7.875% 2025	12,750	12,112
Diamond Offshore Drilling, Inc. 4.875% 2043	50,266	31,416
El Paso Pipeline Partners Operating Co., LLC 4.70% 2042	33,265	31,174
Enbridge Energy Partners, LP 9.875% 2019	10,500	10,552
Enbridge Energy Partners, LP 4.375% 2020	7,995	8,133
Enbridge Energy Partners, LP 5.875% 2025	8,075	8,943
Enbridge Energy Partners, LP 5.50% 2040	1,200	1,296
Enbridge Energy Partners, LP 7.375% 2045	21,118	28,739
Enbridge Energy Partners, LP, Series B, 7.50% 2038	6,000	7,831
Enbridge Inc. 4.00% 2023	10,830	10,994
Enbridge Inc. 3.70% 2027	12,538	12,353
Encino Acquisitions Partners LLC , Term Loan (3-month USD-LIBOR +6.75%) 9.249% 20251,9,10,11	1,225	1,182
Energy Transfer Partners, LP 4.15% 2020	5,000	5,051
Energy Transfer Partners, LP 7.50% 2020	9,250	9,840
Energy Transfer Partners, LP 4.50% 2024	2,170	2,223
Energy Transfer Partners, LP 5.875% 2024	11,800	12,626
Energy Transfer Partners, LP 4.75% 2026	8,000	8,042
Energy Transfer Partners, LP 4.00% 2027	5,586	5,307
Energy Transfer Partners, LP 4.20% 2027	7,622	7,345
Energy Transfer Partners, LP 4.95% 2028	9,879	10,020
Energy Transfer Partners, LP 6.125% 2045	9,510	9,846
Energy Transfer Partners, LP 5.30% 2047	8,944	8,347
Energy Transfer Partners, LP 5.40% 2047	16,309	15,475
Energy Transfer Partners, LP 6.00% 2048	8,153	8,398

The Income Fund of America — Page 13 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 6.25% 2049	$4,111	$4,395
EnLink Midstream Partners, LP 2.70% 2019	1,660	1,660
EnLink Midstream Partners, LP 4.15% 2025	2,430	2,284
EnLink Midstream Partners, LP 4.85% 2026	2,744	2,583
EnLink Midstream Partners, LP 5.05% 2045	840	697
Ensco PLC, 7.75% 2026	17,525	14,162
Ensco PLC, 5.75% 2044	30,675	20,169
EOG Resources, Inc. 4.15% 2026	3,830	4,007
EP Energy Corp. 8.00% 20244	780	628
EP Energy Corp. 7.75% 20264	1,900	1,758
EQT Corp. 3.00% 2022	3,175	3,052
EQT Corp. 3.90% 2027	6,305	5,721
Equinor ASA 3.625% 2028	5,265	5,400
Extraction Oil & Gas, Inc. 7.375% 20244	2,360	2,195
Extraction Oil & Gas, Inc. 5.625% 20264	13,650	11,261
Exxon Mobil Corp. 4.114% 2046	1,565	1,646
Genesis Energy, LP 6.75% 2022	17,797	17,961
Genesis Energy, LP 6.50% 2025	10,650	10,118
Hi-Crush Partners LP 9.50% 20264	1,080	859
Indigo Natural Resources LLC 6.875% 20264	4,240	3,731
Jonah Energy LLC 7.25% 20254	20,255	15,039
Jones Energy, Inc. 9.25% 20234	2,395	1,874
Kcad Holdings I Ltd. 7.25% 20214	840	672
Kcad Holdings I Ltd. 9.625% 20234	1,900	1,444
Kinder Morgan Energy Partners, LP 2.65% 2019	1,890	1,890
Kinder Morgan Energy Partners, LP 9.00% 2019	1,660	1,660
Kinder Morgan Energy Partners, LP 4.15% 2022	6,375	6,503
Kinder Morgan Energy Partners, LP 5.00% 2043	20,000	19,531
Kinder Morgan, Inc. 3.15% 2023	996	982
Kinder Morgan, Inc. 4.30% 2028	20,098	20,315
Magnolia Oil & Gas Operating LLC 6.00% 20264	1,075	1,070
Marathon Oil Corp. 4.40% 2027	6,700	6,729
Matador Resources Co. 5.875% 2026	5,150	5,156
McDermott International, Inc. 10.625% 20244	2,710	2,436
McDermott International, Term Loan B, (3-month USD-LIBOR + 5.00%) 7.499% 20259,10,11	3,111	2,994
Murphy Oil Corp. 6.875% 2024	500	524
Murphy Oil Corp. 5.75% 2025	4,850	4,880
Nabors Industries Inc. 5.75% 2025	4,550	3,981
Neptune Energy Group Holdings Ltd. 6.625% 20254	1,605	1,559
NGL Energy Partners LP 7.50% 2023	1,005	1,023
NGL Energy Partners LP 6.125% 2025	29,215	26,549
NGPL PipeCo LLC 4.875% 20274	900	894
NGPL PipeCo LLC 7.768% 20374	885	1,059
Nine Energy Service, Inc. 8.75% 20234	1,190	1,199
Noble Corp. PLC 7.95% 20258	20,440	16,659
Noble Corp. PLC 8.95% 20458	11,135	8,852
Noble Energy, Inc. 4.95% 2047	4,105	3,831
Oasis Petroleum Inc. 6.875% 2022	2,755	2,755
Oasis Petroleum Inc. 6.875% 2023	976	970
Oasis Petroleum Inc. 6.25% 20264	2,415	2,291
Pacific Drilling SA 8.375% 20234	1,670	1,662
PDC Energy Inc. 5.75% 2026	2,963	2,785
Peabody Energy Corp. 6.00% 20224	11,200	11,228
Petróleos Mexicanos 5.50% 2021	4,910	4,938

The Income Fund of America — Page 14 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 5.375% 2022	$14,000	$13,860
Petróleos Mexicanos 3.50% 2023	5,730	5,264
Petróleos Mexicanos 4.625% 2023	5,000	4,742
Petróleos Mexicanos 6.875% 2026	20,720	20,513
Petróleos Mexicanos 6.50% 2027	42,710	41,061
Petróleos Mexicanos 5.35% 2028	12,950	11,364
Petróleos Mexicanos 6.50% 2029	8,800	8,298
Petróleos Mexicanos 6.35% 2048	8,210	6,896
Phillips 66 3.90% 2028	3,615	3,632
Pioneer Natural Resources Co. 3.45% 2021	5,580	5,580
QEP Resources, Inc. 5.625% 2026	6,103	5,889
Range Resources Corp. 5.00% 2023	2,725	2,599
Range Resources Corp. 4.875% 2025	4,100	3,731
Ras Laffan Liquefied Natural Gas II 5.298% 20204,11	4,009	4,075
Ras Laffan Liquefied Natural Gas III 6.75% 2019	4,000	4,078
Ras Laffan Liquefied Natural Gas III 6.75% 20194	1,000	1,019
Sabine Pass Liquefaction, LLC 5.625% 20238	9,500	10,059
Sabine Pass Liquefaction, LLC 5.75% 2024	10,000	10,763
Sabine Pass Liquefaction, LLC 5.625% 2025	6,445	6,966
Sabine Pass Liquefaction, LLC 5.875% 2026	2,100	2,285
Sanchez Energy Corp. 7.25% 20234	6,000	5,085
Schlumberger BV 3.625% 20224	1,780	1,791
Schlumberger BV 4.00% 20254	10,236	10,405
Seven Generations Energy Ltd. 5.375% 20254	700	678
Shell International Finance BV 1.75% 2021	15,580	15,197
Shell International Finance BV 3.50% 2023	15,877	16,312
Shell International Finance BV 3.875% 2028	11,435	11,976
SM Energy Co. 6.125% 2022	1,159	1,168
SM Energy Co. 5.625% 2025	4,140	3,985
SM Energy Co. 6.75% 2026	880	871
SM Energy Co. 6.625% 2027	3,875	3,817
Southwestern Energy Co. 6.20% 20258	14,035	13,719
Southwestern Energy Co. 7.50% 2026	6,035	6,246
Statoil ASA 2.75% 2021	3,085	3,089
Statoil ASA 3.25% 2024	850	868
Statoil ASA 4.25% 2041	3,000	3,093
Sunoco LP 4.875% 2023	5,635	5,565
Sunoco LP 5.50% 2026	1,665	1,648
Tapstone Energy Inc. 9.75% 20224	2,510	2,115
Targa Resources Partners LP 4.125% 2019	24,555	24,555
Targa Resources Partners LP 6.75% 2024	8,255	8,616
Targa Resources Partners LP 6.50% 20274	3,770	3,895
Targa Resources Partners LP 6.875% 20294	1,545	1,612
Teekay Corp. 8.50% 2020	68,891	68,753
Teekay Offshore Partners LP 8.50% 20234	13,500	13,027
Total Capital International 3.70% 2024	9,330	9,641
Total Capital SA 3.883% 2028	6,190	6,477
TransCanada Corp. 7.625% 2039	10,750	14,246
TransCanada PipeLines Ltd. 4.25% 2028	8,465	8,691
TransCanada PipeLines Ltd. 4.75% 2038	9,600	9,851
Transocean Guardian Ltd. 5.875% 20244,11	3,643	3,679
Transocean Inc. 8.375% 20218	8,050	8,453
Transocean Inc. 9.00% 20234	13,552	14,191
Transocean Inc. 6.125% 20254,11	1,425	1,436

The Income Fund of America — Page 15 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Transocean Inc. 7.25% 20254	$1,900	$1,805
Transocean Inc. 7.50% 20264	1,050	1,004
Transocean Poseidon Ltd. 6.875% 20274,11	2,080	2,123
Ultra Petroleum Corp. 11.00% 202412	25,249	17,296
Vine Oil & Gas LP 8.75% 20234	13,885	11,490
W&T Offshore, Inc. 9.75% 20234	1,517	1,490
Weatherford International PLC 4.50% 2022	34,530	22,099
Weatherford International PLC 8.25% 2023	21,075	13,541
Weatherford International PLC 9.875% 2024	5,325	3,508
Weatherford International PLC 9.875% 2025	13,300	8,645
Weatherford International PLC 6.50% 2036	14,525	8,461
Weatherford International PLC 6.75% 2040	37,450	21,534
Western Gas Partners LP 5.30% 2048	5,000	4,475
Whiting Petroleum Corp. 6.25% 2023	1,406	1,395
Whiting Petroleum Corp. 6.625% 2026	3,890	3,832
Woodside Finance Ltd. 4.60% 20214	18,935	19,227
WPX Energy Inc. 6.00% 2022	3,631	3,704
WPX Energy Inc. 5.75% 2026	1,895	1,895
		1,679,255
Communication services 1.45%
Altice Finco SA 8.125% 20244	1,950	1,931
Altice France SA 8.125% 20274	2,725	2,691
Altice NV 6.625% 20234	10,000	10,078
Altice SA 7.625% 20254	4,100	3,500
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.956% 20249	10,075	9,982
AT&T Inc. 4.30% 2030	3,513	3,473
British Telecommunications PLC 9.625% 20308	4,011	5,601
Cablevision Systems Corp. 8.00% 2020	20,000	20,850
Cablevision Systems Corp. 5.125% 20214	2,650	2,661
Cablevision Systems Corp. 6.75% 2021	37,667	39,656
CBS Outdoor Americas Inc. 5.25% 2022	25,000	25,344
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	4,980	4,995
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20234	10,375	10,540
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 20244	3,000	3,083
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	2,300	2,369
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20264	37,300	38,046
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20274	11,250	10,913
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	5,700	5,345
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	4,565	4,416
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 20284	30,050	28,623
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	4,475	4,824
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	3,570	3,400
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	10,825	10,808
Cengage Learning Acquisitions, Inc., Term Loan B, (3-month USD-LIBOR + 4.25%) 6.769% 20239,10,11	3,727	3,182
CenturyLink, Inc. 6.75% 2023	33,275	33,566
CenturyLink, Inc. 7.50% 2024	5,000	5,081
CenturyLink, Inc., Series T, 5.80% 2022	10,350	10,424
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	93,567	93,801
Comcast Corp. 3.70% 2024	7,010	7,171
Comcast Corp. 3.95% 2025	9,697	10,046
Comcast Corp. 6.45% 2037	25,000	30,943
Comcast Corp. 4.60% 2038	12,190	12,582
Comcast Corp. 4.00% 2048	1,280	1,207

The Income Fund of America — Page 16 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Cumulus Media New Holdings Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 7.00% 20229,10,11	$19,562	$18,941
Deutsche Telekom International Finance BV 1.95% 20214	8,700	8,398
Deutsche Telekom International Finance BV 2.82% 20224	10,500	10,342
Deutsche Telekom International Finance BV 3.60% 20274	5,000	4,814
Deutsche Telekom International Finance BV 4.375% 20284	285	288
Deutsche Telekom International Finance BV 9.25% 2032	13,620	19,408
Deutsche Telekom International Finance BV 4.875% 20424	2,000	1,973
Fox Corporation 4.03% 20244	2,890	2,943
Fox Corporation 4.709% 20294	4,105	4,293
Fox Corporation 5.476% 20394	5,000	5,236
France Télécom 4.125% 2021	15,000	15,385
France Télécom 9.00% 20318	5,721	8,083
Frontier Communications Corp. 7.125% 2019	3,225	3,189
Frontier Communications Corp. 10.50% 2022	23,535	16,872
Frontier Communications Corp. 11.00% 2025	107,845	70,099
Frontier Communications Corp. 8.50% 20264	9,325	8,483
Gogo Inc. 12.50% 20224	86,180	93,828
Gray Television, Inc. 7.00% 20274	4,350	4,533
iHeartCommunications, Inc. 9.00% 201913	3,000	2,025
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 6.75%) 9.272% 20199,10,11,13	3,100	2,087
Inmarsat PLC 4.875% 20224	35,440	34,465
Inmarsat PLC 6.50% 20244	10,025	9,749
Intelsat Jackson Holding Co. 5.50% 2023	11,500	10,508
Intelsat Jackson Holding Co. 6.625% 202410,11	7,700	7,742
Intelsat Jackson Holding Co. 8.00% 20244	12,125	12,655
Intelsat Jackson Holding Co. 8.50% 20244	39,700	40,296
Liberty Global PLC 5.50% 20284	10,900	10,137
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 11.07% 2020 (100% PIK)9,10,11,12	55,654	37,799
Live Nation Entertainment, Inc. 4.875% 20244	2,000	1,975
Live Nation Entertainment, Inc. 5.625% 20264	1,000	1,013
McGraw-Hill Global Education Holdings, LLC 7.875% 20244	500	377
MDC Partners Inc. 6.50% 20244	12,042	11,022
Meredith Corp. 6.875% 20264	21,201	21,890
Myriad International Holdings 6.00% 20204	45,655	47,094
Myriad International Holdings 6.00% 2020	25,705	26,515
Myriad International Holdings 5.50% 2025	6,140	6,401
NBCUniversal Enterprise, Inc. 5.25% 20494	29,525	30,022
Neptune Finco Corp. (Altice NV) 6.625% 20254	4,600	4,824
Netflix, Inc. 6.375% 20294	8,425	8,699
Numericable Group SA 7.375% 20264	10,700	10,352
Orange SA 5.50% 2044	3,000	3,300
Qwest Capital Funding, Inc. 7.625% 2021	3,900	4,019
Sirius XM Radio Inc 4.625% 20234	5,975	5,997
Sirius XM Radio Inc. 3.875% 20224	16,600	16,434
SoftBank Group Corp. 3.36% 20234,11	25,060	24,984
Sprint Corp. 7.00% 2020	2,000	2,080
Sprint Corp. 7.25% 2021	3,225	3,395
Sprint Corp. 11.50% 2021	5,880	6,843
Sprint Corp. 6.875% 2028	18,110	18,042
Time Warner Cable Inc. 5.00% 2020	35,000	35,524
T-Mobile US, Inc. 4.00% 2022	2,700	2,683
T-Mobile US, Inc. 6.50% 2026	4,125	4,373
Trilogy International Partners, LLC 8.875% 20224	35,905	34,379
Univision Communications Inc. 5.125% 20234	7,516	7,046

The Income Fund of America — Page 17 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Univision Communications Inc. 5.125% 20254	$7,995	$7,305
Verizon Communications Inc. 4.50% 2033	10,000	10,203
Verizon Communications Inc. 4.125% 2046	40,000	37,101
Verizon Communications Inc. 4.862% 2046	4,500	4,621
Verizon Communications Inc. 4.522% 2048	78,900	77,190
Vodafone Group PLC 4.125% 2025	15,500	15,551
Vodafone Group PLC 4.375% 2028	8,050	8,022
Vodafone Group PLC 5.25% 2048	4,275	4,170
Warner Music Group 5.625% 20224	3,141	3,184
Warner Music Group 5.00% 20234	5,320	5,300
Warner Music Group 5.50% 20264	1,925	1,906
Wind Tre SpA 5.00% 20264	36,525	30,221
Zayo Group Holdings, Inc. 6.375% 2025	2,025	1,985
Ziggo Bond Finance BV 5.50% 20274	42,225	39,995
		1,511,740
Consumer discretionary 1.00%
Amazon.com, Inc. 3.15% 2027	890	883
Amazon.com, Inc. 3.875% 2037	1,400	1,405
Amazon.com, Inc. 4.05% 2047	3,349	3,406
American Axle & Manufacturing Holdings, Inc. 6.50% 2027	13,250	12,737
American Honda Finance Corp. 1.65% 2021	4,750	4,617
American Honda Finance Corp. 2.60% 2022	2,000	1,953
American Honda Finance Corp. 3.50% 2028	2,000	1,991
Bayerische Motoren Werke AG 2.15% 20204	2,000	1,982
Bayerische Motoren Werke AG 1.85% 20214	1,500	1,446
Bayerische Motoren Werke AG 2.00% 20214	2,000	1,949
Bayerische Motoren Werke AG 2.25% 20234	1,000	950
Bayerische Motoren Werke AG 3.45% 20234	13,460	13,577
Carnival Corp. 3.95% 2020	11,290	11,485
Churchill Downs Inc. 4.75% 20284	4,925	4,747
Cirsa Gaming Corporation SA 7.875% 20234	13,175	13,437
CRC Escrow Issuer LLC 5.25% 20254	2,280	2,131
DaimlerChrysler North America Holding Corp. 2.25% 20194	14,000	13,929
DaimlerChrysler North America Holding Corp. 2.25% 20204	8,660	8,583
DaimlerChrysler North America Holding Corp. 2.00% 20214	9,725	9,430
DaimlerChrysler North America Holding Corp. 3.30% 20254	2,000	1,929
DaimlerChrysler North America Holding Corp. 8.50% 2031	2,000	2,779
Fertitta Entertainment, Inc. 8.75% 20254	4,130	4,244
Ford Motor Credit Co. 2.343% 2020	16,295	15,744
Ford Motor Credit Co. 3.157% 2020	6,394	6,290
Ford Motor Credit Co. 3.20% 2021	9,220	9,019
Ford Motor Credit Co. 3.47% 2021	291	283
Ford Motor Credit Co. 3.813% 2021	10,071	9,814
Ford Motor Credit Co. 3.219% 2022	229	218
Ford Motor Credit Co. 3.339% 2022	25,724	24,355
Ford Motor Credit Co. 5.596% 2022	8,875	9,004
Ford Motor Credit Co. 3.096% 2023	26,834	24,291
Ford Motor Credit Co. 4.375% 2023	13,136	12,507
Ford Motor Credit Co. 3.664% 2024	10,699	9,590
General Motors Co. 4.875% 2023	6,224	6,341
General Motors Co. 4.35% 2025	6,065	5,890
General Motors Co. 6.60% 2036	13,260	13,506
General Motors Co. 6.75% 2046	13,230	13,723

The Income Fund of America — Page 18 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 2.35% 2019	$18,500	$18,431
General Motors Financial Co. 3.70% 2020	2,725	2,730
General Motors Financial Co. 3.20% 2021	7,705	7,591
General Motors Financial Co. 3.55% 2021	1,400	1,399
General Motors Financial Co. 4.20% 2021	9,340	9,411
General Motors Financial Co. 3.15% 2022	5,739	5,564
General Motors Financial Co. 3.45% 2022	35,885	35,270
General Motors Financial Co. 3.45% 2022	6,900	6,785
General Motors Financial Co. 3.25% 2023	13,912	13,315
General Motors Financial Co. 3.70% 2023	10,960	10,659
General Motors Financial Co. 4.15% 2023	6,475	6,403
General Motors Financial Co. 3.50% 2024	8,170	7,632
General Motors Financial Co. 5.10% 2024	3,000	3,052
General Motors Financial Co. 4.00% 2026	2,000	1,847
Goodyear Tire & Rubber Co. 5.125% 2023	1,625	1,627
Goodyear Tire & Rubber Co. 4.875% 2027	2,600	2,340
Hanesbrands Inc. 4.625% 20244	4,760	4,695
Hanesbrands Inc. 4.875% 20264	21,340	20,540
Home Depot, Inc. 3.90% 2028	1,975	2,076
Home Depot, Inc. 5.95% 2041	12,500	15,555
Home Depot, Inc. 4.50% 2048	5,478	5,903
Hyundai Capital America 3.45% 20214	21,325	21,223
Hyundai Capital America 3.75% 20214	5,000	5,001
Hyundai Capital America 3.10% 20224	9,720	9,510
Hyundai Capital America 3.25% 20224	11,817	11,565
Hyundai Capital America 3.95% 20224	8,000	8,043
Lennar Corp. 8.375% 2021	4,100	4,438
Levi Strauss & Co. 5.00% 2025	5,700	5,757
Limited Brands, Inc. 7.00% 2020	15,000	15,638
Limited Brands, Inc. 6.625% 2021	15,000	15,788
Limited Brands, Inc. 5.25% 2028	4,545	4,000
Limited Brands, Inc. 6.875% 2035	3,460	2,984
McDonald’s Corp. 3.35% 2023	875	884
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 6.499% 20229,10,11	1,795	1,642
Meritage Homes Corp. 5.125% 2027	10,675	9,604
Merlin Entertainment 5.75% 20264	3,910	4,003
MGM Resorts International 7.75% 2022	13,050	14,208
MGM Resorts International 6.00% 2023	5,125	5,330
Michaels Stores, Inc. 5.875% 20204	3,425	3,429
Mohegan Tribal Gaming Authority, Term Loan B, (3-month USD-LIBOR + 4.50%) 6.499% 20239,10,11	3,434	3,193
Neiman Marcus Group Ltd. Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 5.763% 20209,10,11	8,238	7,328
Neiman Marcus Group Ltd. Inc. 8.00% 20214	13,135	5,976
Neiman Marcus Group Ltd. Inc. 9.50% 2021 (100% PIK)4,12	11,824	5,409
Newell Rubbermaid Inc. 2.60% 2019	1,211	1,210
Newell Rubbermaid Inc. 3.85% 2023	4,890	4,820
Nissan Motor Co., Ltd. 2.60% 20224	9,910	9,467
NMG Finco PLC 5.75% 20224	6,375	5,960
Petsmart, Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 5.52% 20229,10,11	23,517	19,775
Petsmart, Inc. 7.125% 20234	58,890	37,248
Petsmart, Inc. 5.875% 20254	77,810	61,493
Petsmart, Inc. 8.875% 20254	57,270	36,366
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	1,515	1,515
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	33,465	32,712

The Income Fund of America — Page 19 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Schaeffler Verwaltungs 4.125% 20214,12	$2,800	$2,751
Schaeffler Verwaltungs 4.75% 20264,12	4,950	4,505
Scientific Games Corp. 6.25% 2020	330	328
Scientific Games Corp. 6.625% 2021	250	249
Scientific Games Corp. 10.00% 2022	8,687	9,165
Scientific Games Corp. 5.00% 20254	3,800	3,611
Service Corp. International 5.375% 2024	905	927
Six Flags Entertainment Corp. 4.875% 20244	11,475	11,389
Sotheby’s 4.875% 20254	11,875	11,463
Starbucks Corp. 3.10% 2023	8,943	8,907
Starbucks Corp. 3.80% 2025	17,315	17,473
Starbucks Corp. 4.00% 2028	3,500	3,545
Starbucks Corp. 3.75% 2047	1,500	1,295
Toyota Motor Credit Corp. 1.70% 2019	2,000	1,999
Toyota Motor Credit Corp. 2.15% 2020	3,000	2,981
Toyota Motor Credit Corp. 2.15% 2022	2,000	1,961
Toyota Motor Credit Corp. 2.60% 2022	3,390	3,365
Toyota Motor Credit Corp. 2.70% 2023	1,505	1,487
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,321
Toyota Motor Credit Corp. 3.05% 2028	5,992	5,819
Uber Technologies, Inc. 7.50% 20234	4,200	4,279
Uber Technologies, Inc. 8.00% 20264	25,275	25,755
Volkswagen Group of America Finance, LLC 4.00% 20214	14,173	14,353
Volkswagen Group of America Finance, LLC 4.25% 20234	9,365	9,483
Volkswagen Group of America Finance, LLC 4.625% 20254	5,125	5,189
Volkswagen Group of America Finance, LLC 4.75% 20284	2,000	1,978
Wyndham Worldwide Corp. 5.375% 20264	3,900	3,920
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20234	20,188	19,784
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20254	15,900	15,463
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.25% 20274	14,775	13,833
Wynn Resorts, Ltd. 5.50% 20274	1,365	1,249
		1,048,336
Utilities 0.88%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 20234	2,000	1,992
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 20254	16,000	16,300
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 20304	440	458
AEP Transmission Company LLC 3.75% 2047	3,660	3,421
AES Corp. 4.00% 20215	2,450	2,450
AES Corp. 4.50% 20235	1,300	1,311
AES Corp. 4.875% 20235	3,225	3,265
AES Corp. 5.50% 20255	29,889	31,010
AES Corp. 6.00% 20265	4,150	4,389
AES Corp. 5.125% 20275	955	981
Ameren Corp. 4.50% 2049	2,300	2,440
American Electric Power Co., Inc. 2.95% 2022	12,065	11,971
American Electric Power Co., Inc. 3.20% 2027	19,761	18,941
American Electric Power Co., Inc. 4.30% 2028	5,847	6,061
AmeriGas Partners, LP 5.50% 2025	4,850	4,777
Atlantic City Electric Co. 4.00% 2028	6,150	6,345
Berkshire Hathaway Energy Co. 2.40% 2020	3,110	3,097
Berkshire Hathaway Energy Co. 2.80% 2023	2,550	2,524
Calpine Corp. 6.00% 20224	3,425	3,464
Calpine Corp. 5.375% 2023	6,360	6,201

The Income Fund of America — Page 20 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Calpine Corp. 5.875% 20244	$2,000	$2,005
Calpine Corp. 5.25% 20264	23,625	22,532
Centerpoint Energy, Inc. 2.50% 2022	3,000	2,886
CenterPoint Energy, Inc. 3.85% 2024	6,500	6,551
CenterPoint Energy, Inc. 4.25% 2028	2,500	2,541
CMS Energy Corp. 3.00% 2026	16,839	15,911
CMS Energy Corp. 2.95% 2027	404	373
CMS Energy Corp. 3.45% 2027	310	299
Colbun SA 4.50% 20244	1,500	1,519
Colbun SA 3.95% 20274	1,554	1,498
Comision Federal de Electricidad 4.875% 20244	2,000	2,002
Comision Federal de Electricidad 4.75% 20274	370	362
Commonwealth Edison Company 4.00% 2048	5,225	5,190
Consolidated Edison Co. of New York, Inc. 4.50% 2058	8,390	8,320
Consumers Energy Co. 3.375% 2023	360	364
Consumers Energy Co. 3.125% 2024	2,520	2,493
Consumers Energy Co. 4.05% 2048	6,855	6,952
DTE Energy Co. 3.70% 2023	10,122	10,160
Duke Energy Indiana, Inc. 4.90% 2043	14,785	16,150
Duke Energy Progress Inc. 4.15% 2044	3,935	3,947
Duke Energy Progress, LLC 3.375% 2023	2,805	2,847
Dynegy Finance Inc. 7.375% 2022	6,000	6,255
Dynegy Finance Inc. 7.625% 2024	1,609	1,714
Edison International 2.40% 2022	900	823
Edison International 4.125% 2028	531	466
EDP Finance BV 4.125% 20204	3,402	3,417
EDP Finance BV 5.25% 20214	22,500	23,132
EDP Finance BV 3.625% 20244	23,375	22,428
Electricité de France SA 4.50% 20284	593	595
Electricité de France SA 6.95% 20394	8,000	9,609
Electricité de France SA 5.00% 20484	1,873	1,772
Electricité de France SA 5.25% (undated) (USD Semi Annual 30/360 (vs. 3M LIBOR) 10Y + 3.709% on 1/29/2023)4,8	3,500	3,468
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)8	36,024	36,798
Emera US Finance LP 2.15% 2019	3,975	3,955
Emera US Finance LP 2.70% 2021	2,505	2,456
Emera US Finance LP 4.75% 2046	6,562	6,397
Empresa Nacional de Electricidad SA 4.25% 2024	900	913
Enel Chile SA 4.875% 2028	955	982
Enel Finance International SA 2.875% 20224	4,900	4,716
Enel Finance International SA 2.75% 20234	18,850	17,838
Enel Finance International SA 3.625% 20274	10,750	9,677
Enel Finance International SA 3.50% 20284	12,200	10,768
Enel Finance International SA 6.00% 20394	3,000	3,021
Enel Società per Azioni 8.75% 20734,8	12,000	12,900
Entergy Corp. 4.00% 2022	2,220	2,238
Entergy Corp. 2.95% 2026	4,775	4,455
Entergy Louisiana, LLC 3.30% 2022	2,183	2,174
Entergy Louisiana, LLC 4.20% 2048	5,125	5,171
Eversource Energy 3.80% 2023	4,095	4,182
Exelon Corp. 3.497% 20228	27,585	27,440
Exelon Corp. 3.95% 2025	846	850
Exelon Corp. 3.40% 2026	2,860	2,767
FirstEnergy Corp. 3.90% 2027	36,682	35,934

The Income Fund of America — Page 21 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp. 3.50% 20284	$2,500	$2,365
FirstEnergy Corp. 4.85% 2047	11,385	11,564
FirstEnergy Corp., Series B, 4.25% 2023	42,305	43,390
Great Plains Energy Inc. 4.20% 2048	30	29
Gulf Power Co. 3.30% 2027	910	899
Iberdrola Finance Ireland 5.00% 20194	1,060	1,071
Interstate Power and Light Co. 3.25% 2024	10,000	9,877
Israel Electric Corp. Ltd. 8.10% 20964	4,905	6,389
MidAmerican Energy Holdings Co. 2.40% 2019	9,000	9,000
MidAmerican Energy Holdings Co. 4.25% 2049	8,000	8,242
Mississippi Power Co. 3.95% 2028	6,437	6,349
Mississippi Power Co. 4.25% 2042	9,574	8,790
National Grid PLC 3.15% 20274	1,105	1,058
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	6,000	5,935
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	12,000	11,595
New York State Electric & Gas Corp. 3.25% 20264	3,000	2,917
Niagara Mohawk Power Corp. 3.508% 20244	3,150	3,162
Niagara Mohawk Power Corp. 4.278% 20344	2,000	2,049
NiSource Finance Corp. 2.65% 2022	1,775	1,721
Northern States Power Co. 2.20% 2020	21	21
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	258	253
Northern States Power Co. 4.125% 2044	11,000	11,018
NRG Energy, Inc. 7.25% 2026	2,000	2,168
NV Energy, Inc. 6.25% 2020	920	971
Pacific Gas and Electric Co. 3.50% 2020	1,711	1,446
Pacific Gas and Electric Co. 2.45% 2022	2,500	2,059
Pacific Gas and Electric Co. 3.85% 2023	7,032	5,872
Pacific Gas and Electric Co. 4.25% 20234	20,167	17,092
Pacific Gas and Electric Co. 3.40% 2024	2,910	2,423
Pacific Gas and Electric Co. 3.75% 2024	3,532	2,967
Pacific Gas and Electric Co. 3.50% 2025	2,965	2,431
Pacific Gas and Electric Co. 2.95% 2026	2,200	1,765
Pacific Gas and Electric Co. 3.30% 2027	9,104	7,329
Pacific Gas and Electric Co. 4.65% 20284	9,056	7,562
PacifiCorp., First Mortgage Bonds, 4.125% 2049	13,200	13,098
Progress Energy, Inc. 7.00% 2031	6,850	8,771
Progress Energy, Inc. 7.75% 2031	5,651	7,538
Public Service Co. of Colorado 5.125% 2019	900	907
Public Service Co. of Colorado 2.25% 2022	298	290
Public Service Co. of Colorado 2.50% 2023	1,430	1,393
Public Service Enterprise Group Inc. 2.00% 2021	5,775	5,563
Public Service Enterprise Group Inc. 2.65% 2022	3,975	3,890
Puget Energy, Inc. 6.50% 2020	11,517	12,148
Puget Energy, Inc. 6.00% 2021	3,945	4,179
Puget Energy, Inc. 5.625% 2022	12,652	13,345
Puget Energy, Inc. 3.65% 2025	1,911	1,875
SCANA Corp. 6.25% 2020	3,545	3,631
SCANA Corp. 4.75% 2021	14,327	14,547
SCANA Corp. 4.125% 2022	6,359	6,381
South Carolina Electric & Gas Co. 3.50% 2021	7,200	7,256
South Carolina Electric & Gas Co. 4.25% 2028	16,526	17,366
South Carolina Electric & Gas Co. 5.30% 2033	4,292	4,785
South Carolina Electric & Gas Co. 5.80% 2033	1,063	1,197
South Carolina Electric & Gas Co. 5.45% 2041	2,369	2,724

The Income Fund of America — Page 22 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
South Carolina Electric & Gas Co. 4.60% 2043	$1,318	$1,377
South Carolina Electric & Gas Co. 4.10% 2046	9,794	9,559
Southern California Edison Co. 1.845% 202211	4,162	4,076
Southern California Edison Co., 4.05% 2042	543	479
Southern California Edison Co. 3.90% 2043	550	480
Southern California Edison Co. 4.00% 2047	5,066	4,430
Southern California Edison Co. 4.125% 2048	11,500	10,388
State Grid Overseas Investment Ltd. 3.50% 20274	2,000	1,954
Talen Energy Corp. 4.60% 2021	2,912	2,679
Talen Energy Corp. 9.50% 20224	16,945	17,369
Talen Energy Corp. 10.50% 20264	3,815	3,548
Tampa Electric Co. 4.35% 2044	8,330	8,019
Tampa Electric Co. 4.45% 2049	1,735	1,744
Veolia Environnement 6.75% 2038	500	611
Virginia Electric and Power Co. 3.45% 2024	560	568
Virginia Electric and Power Co. 3.10% 2025	2,625	2,580
Virginia Electric and Power Co. 4.60% 2048	3,450	3,642
Vistra Operations Company LLC 5.50% 20264	1,885	1,918
		923,695
Materials 0.85%
AK Steel Holding Corp. 7.625% 2021	5,300	5,194
AK Steel Holding Corp. 7.50% 2023	5,470	5,593
AK Steel Holding Corp. 6.375% 2025	1,400	1,144
AK Steel Holding Corp. 7.00% 2027	1,300	1,063
Ardagh Group SA 7.125% 202312	3,250	3,152
Ardagh Packaging Finance 4.625% 20234	2,670	2,677
Ardagh Packaging Finance 6.00% 20254	8,980	8,755
Axalta Coating Systems LLC 4.875% 20244	7,250	7,114
Ball Corp. 4.375% 2020	15,225	15,472
Berry Plastics Corp. 5.50% 2022	2,400	2,425
BWAY Parent Co. Inc. 5.50% 20244	5,000	4,903
BWAY Parent Co. Inc. 7.25% 20254	6,070	5,622
Carlyle Group LP 8.75% 20234,12	2,435	2,368
CF Industries, Inc. 3.45% 2023	2,190	2,122
CF Industries, Inc. 4.95% 2043	19,035	15,852
CF Industries, Inc. 5.375% 2044	7,523	6,566
Chemours Co. 6.625% 2023	23,930	24,827
Chevron Phillips Chemical Co. LLC 3.30% 20234	1,945	1,937
Cleveland-Cliffs Inc. 4.875% 2021	7,695	7,753
Cleveland-Cliffs Inc. 4.875% 20244	14,650	14,137
Cleveland-Cliffs Inc. 5.75% 2025	88,135	85,491
Consolidated Energy Finance SA 6.50% 20264	10,605	10,419
Constellium NV 5.875% 20264	3,700	3,570
CRH America, Inc. 3.875% 20254	2,000	1,962
CRH America, Inc. 5.125% 20454	1,000	979
CVR Partners, LP 9.25% 20234	17,675	18,537
Dow Chemical Co. 4.125% 2021	3,300	3,382
Dow Chemical Co. 4.55% 20254	13,441	13,936
Dow Chemical Co. 4.80% 20284	5,000	5,231
Dow Chemical Co. 4.625% 2044	1,200	1,137
Dow Chemical Co. 5.55% 20484	1,100	1,163
DowDuPont Inc. 4.205% 2023	5,250	5,443
DowDuPont Inc. 4.493% 2025	14,665	15,423

The Income Fund of America — Page 23 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
DowDuPont Inc. 4.725% 2028	$2,200	$2,335
DowDuPont Inc. 5.419% 2048	3,500	3,811
Eastman Chemical Co. 2.70% 2020	3,724	3,713
First Quantum Minerals Ltd. 7.00% 20214	58,342	58,306
First Quantum Minerals Ltd. 7.25% 20224	10,675	10,555
First Quantum Minerals Ltd. 7.25% 20234	2,800	2,692
First Quantum Minerals Ltd. 6.50% 20244	4,425	4,077
First Quantum Minerals Ltd. 7.50% 20254	55,350	52,098
First Quantum Minerals Ltd. 6.875% 20264	23,600	21,476
Freeport-McMoRan Inc. 3.55% 2022	54,575	52,938
Freeport-McMoRan Inc. 6.875% 2023	3,050	3,206
FXI Holdings, Inc. 7.875% 20244	9,160	8,679
Georgia-Pacific Corp. 2.539% 20194	12,000	11,967
Greif, Inc. 6.50% 20274	1,790	1,803
H.I.G. Capital, LLC 6.75% 20244	17,740	16,809
Hexion Inc. 6.625% 2020	1,520	1,222
Hexion Inc. 10.00% 2020	3,480	2,871
Hexion Inc. 10.375% 20224	3,765	3,031
Holcim Ltd. 6.00% 20194	1,607	1,645
Holcim Ltd. 5.15% 20234	12,595	12,873
Huntsman International LLC 4.875% 2020	8,403	8,582
INEOS Group Holdings SA 5.625% 20244	8,600	8,294
International Paper Co. 7.30% 2039	5,615	6,838
LSB Industries, Inc. 9.625% 20234	15,650	16,002
LyondellBasell Industries NV 6.00% 2021	2,500	2,657
Mosaic Co. 3.25% 2022	1,500	1,483
Mosaic Co. 4.05% 2027	500	486
Nova Chemicals Corp. 5.25% 20274	20,635	18,907
Novelis Corp. 6.25% 20244	6,125	6,202
Novelis Corp. 5.875% 20264	12,500	12,109
Olin Corp. 5.00% 2030	3,257	3,017
Owens-Illinois, Inc. 5.875% 20234	9,000	9,349
Platform Specialty Products Corp. 6.50% 20224	12,195	12,393
Platform Specialty Products Corp. 5.875% 20254	11,445	11,474
Praxair, Inc. 3.00% 2021	2,500	2,503
Rayonier Advanced Materials Inc. 5.50% 20244	13,933	12,631
Reynolds Group Inc. 5.75% 2020	9,638	9,686
Reynolds Group Inc. 7.00% 20244	4,200	4,302
Ryerson Inc. 11.00% 20224	48,221	50,022
S.P.C.M SA 4.875% 20254	9,190	8,662
Scotts Miracle-Gro Co. 5.25% 2026	2,845	2,689
Sealed Air Corp. 5.25% 20234	1,855	1,897
Sherwin-Williams Co. 2.75% 2022	5,940	5,833
Sherwin-Williams Co. 3.125% 2024	1,500	1,461
Sherwin-Williams Co. 3.45% 2027	9,210	8,806
Sherwin-Williams Co. 4.50% 2047	4,115	3,885
Standard Industries Inc. 6.00% 20254	4,600	4,652
Starfruit US Holdco LLC 8.00% 20264	5,490	5,490
Summit Materials, Inc. 6.125% 2023	9,550	9,666
Tronox Ltd. 5.75% 20254	2,550	2,215
Tronox Ltd. 6.50% 20264	18,394	16,164
Venator Materials Corp. 5.75% 20254	25,470	21,060
Warrior Met Coal, Inc. 8.00% 20244	9,350	9,458
Westlake Chemical Corp. 5.00% 2046	1,045	995

The Income Fund of America — Page 24 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Westlake Chemical Corp. 4.375% 2047	$1,915	$1,612
Zekelman Industries Inc. 9.875% 20234	4,846	5,173
		888,111
Industrials 0.78%
ABB Finance (USA) Inc. 2.875% 2022	1,000	999
ACCO Brands Corp. 5.25% 20244	3,500	3,430
ADT Corp. 3.50% 2022	18,700	18,069
Airbus Group SE 2.70% 20234	885	872
Allison Transmission Holdings, Inc. 5.00% 20244	16,505	16,319
American Airlines, Inc., 5.50% 20194	2,350	2,376
American Airlines, Inc., Series 2013-2, Class A, 4.95% 202411	4,774	4,882
ARAMARK Corp. 5.125% 2024	9,225	9,344
ARAMARK Corp. 5.00% 20284	1,490	1,458
Ashtead Group PLC 4.125% 20254	4,170	4,003
Associated Materials, LLC 9.00% 20244	44,988	44,763
Avis Budget Group, Inc. 5.50% 2023	24,160	24,130
Beacon Roofing Supply, Inc. 4.875% 20254	8,339	7,797
Bohai Financial Investment Holding Co., Ltd. 5.25% 20224	2,750	2,802
Bohai Financial Investment Holding Co., Ltd. 5.50% 20244	8,250	8,405
Brand Energy 8.50% 20254	10,155	9,127
Brookfield WEC Holdings Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 6.249% 20259,10,11	3,825	3,812
Brookfield WEC Holdings Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 9.249% 20269,10,11	4,605	4,602
Builders FirstSource, Inc. 5.625% 20244	12,109	11,594
CD&R Waterworks Merger Sub, LLC 6.125% 20254	2,845	2,724
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 202111	1	1
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 202211	2,461	2,537
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 202211	—7	—7
CSX Corp. 3.80% 2028	12,835	12,883
CSX Corp. 4.25% 2029	6,842	7,121
DAE Aviation Holdings, Inc. 10.00% 20234	25,920	28,091
Deck Chassis Acquisition Inc. 10.00% 20234	15,500	14,996
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 202411	3,468	3,677
ERAC USA Finance Co. 5.25% 20204	5,000	5,162
Euramax International, Inc. 12.00% 20204	23,000	23,259
Fortive Corp. 2.35% 2021	2,825	2,761
General Dynamics Corp. 3.375% 2023	1,890	1,926
General Dynamics Corp. 3.50% 2025	9,400	9,566
General Dynamics Corp. 3.75% 2028	8,290	8,559
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,612
General Electric Co. 2.70% 2022	7,750	7,432
General Electric Co. 4.125% 2042	11,000	9,124
General Electric Co. 5.00% (undated) (3-month USD-LIBOR + 3.33% on 1/21/2021)8	95,170	83,890
Hardwoods Acquisition Inc. 7.50% 20214	13,649	10,066
Harris Corp. 2.70% 2020	1,315	1,305
Harris Corp. 3.832% 2025	740	738
Hertz Global Holdings Inc. 7.625% 20224	35,985	35,906
JELD-WEN Holding, Inc. 4.875% 20274	5,550	4,926
KAR Auction Services, Inc. 5.125% 20254	6,615	6,407
Kratos Defense & Security Solutions, Inc. 6.50% 20254	515	532
Lockheed Martin Corp. 2.50% 2020	3,250	3,242
Lockheed Martin Corp. 3.10% 2023	695	698
Lockheed Martin Corp. 4.50% 2036	560	589
Lockheed Martin Corp. 4.70% 2046	4,560	5,018

The Income Fund of America — Page 25 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
LSC Communications, Inc. 8.75% 20234	$20,175	$21,108
Multi-Color Corp. 4.875% 20254	8,345	7,949
Navistar International Corp. 6.625% 20254	1,720	1,729
Navistar International Corp., Term Loan, (3-month USD-LIBOR + 4.75%) 6.02% 20241,9,10,11	1,965	1,938
Northrop Grumman Corp. 2.55% 2022	4,475	4,399
Northrop Grumman Corp. 2.93% 2025	9,570	9,313
Northrop Grumman Corp. 3.25% 2028	15,195	14,734
Pisces Parent LLC 8.00% 20264	28,911	27,465
Pisces Parent LLC, Term Loan B, (3-month USD-LIBOR + 3.75%) 6.547% 20259,10,11	4,513	4,318
PrimeSource Building Products Inc 9.00% 20234	8,337	8,368
R.R. Donnelley & Sons Co. 7.875% 2021	6,165	6,273
R.R. Donnelley & Sons Co. 6.50% 2023	14,780	14,761
Rexnord Corp. 4.875% 20254	7,845	7,610
Rockwell Collins, Inc. 2.80% 2022	3,645	3,573
Rockwell Collins, Inc. 3.20% 2024	6,370	6,224
Roper Technologies, Inc. 2.80% 2021	1,725	1,701
Sensata Technologies Holding BV 4.875% 20234	2,700	2,717
Siemens AG 1.70% 20214	5,225	5,055
Siemens AG 2.70% 20224	7,100	7,023
Siemens AG 2.35% 20264	3,960	3,663
Staples Inc. 8.50% 20254	7,515	7,252
Thomson Reuters Corp. 4.30% 2023	1,905	1,934
Thomson Reuters Corp. 5.65% 2043	1,425	1,535
TransDigm Inc. 5.50% 2020	12,000	12,022
TransDigm Inc. 6.25% 20264	5,425	5,520
Union Pacific Corp. 3.75% 2025	4,720	4,837
Union Pacific Corp. 3.95% 2028	10,175	10,442
Union Pacific Corp. 4.50% 2048	1,495	1,525
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 202111	2,440	2,483
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 202411	4,328	4,480
United Rentals, Inc. 4.625% 2025	6,950	6,686
United Rentals, Inc. 6.50% 2026	830	864
United Rentals, Inc. 4.875% 2028	1,230	1,170
United Technologies Corp. 3.65% 2023	18,260	18,536
United Technologies Corp. 3.95% 2025	14,140	14,522
United Technologies Corp. 3.125% 2027	16,000	15,337
United Technologies Corp. 4.125% 2028	7,065	7,266
United Technologies Corp. 4.625% 2048	485	499
Virgin Australia Holdings Ltd. 8.50% 20194	41,650	42,431
Virgin Australia Holdings Ltd. 7.875% 20214	1,750	1,728
Westinghouse Air Brake Technologies Corp. 4.15% 2024	17,587	17,121
		812,643
Consumer staples 0.54%
Altria Group, Inc. 9.25% 2019	16,584	17,109
Altria Group, Inc. 9.95% 2038	23,500	32,999
Altria Group, Inc. 4.25% 2042	20,000	16,426
Altria Group, Inc. 4.50% 2043	4,000	3,386
Altria Group, Inc. 5.375% 2044	2,000	1,907
Anheuser-Busch Co./InBev Worldwide 4.70% 20364	585	562
Anheuser-Busch Co./InBev Worldwide 4.90% 20464	3,930	3,737
Anheuser-Busch InBev NV 4.15% 2025	6,000	6,172
Anheuser-Busch InBev NV 4.00% 2028	10,525	10,478
Anheuser-Busch InBev NV 4.75% 2029	5,756	5,991

The Income Fund of America — Page 26 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 4.90% 2031	$3,000	$3,124
Anheuser-Busch InBev NV 5.45% 2039	6,000	6,256
Anheuser-Busch InBev NV 4.95% 2042	9,095	8,877
Anheuser-Busch InBev NV 4.60% 2048	1,915	1,748
Anheuser-Busch InBev NV 5.55% 2049	2,500	2,618
Avon Products, Inc. 7.875% 20224	14,865	15,088
B&G Foods, Inc. 4.625% 2021	2,100	2,119
B&G Foods, Inc. 5.25% 2025	15,393	15,151
British American Tobacco International Finance PLC 3.95% 20254	10,914	10,751
British American Tobacco PLC 2.764% 2022	9,140	8,882
British American Tobacco PLC 3.222% 2024	37,138	35,680
British American Tobacco PLC 3.557% 2027	15,520	14,199
British American Tobacco PLC 4.39% 2037	9,000	7,664
British American Tobacco PLC 4.54% 2047	10,440	8,600
Conagra Brands, Inc. 3.80% 2021	1,261	1,268
Conagra Brands, Inc. 4.30% 2024	21,682	21,890
Conagra Brands, Inc. 4.60% 2025	1,330	1,349
Conagra Brands, Inc. 4.85% 2028	2,900	2,939
Conagra Brands, Inc. 5.30% 2038	7,000	6,756
Conagra Brands, Inc. 5.40% 2048	1,850	1,755
Constellation Brands, Inc. 2.65% 2022	14,345	13,885
Constellation Brands, Inc. 2.70% 2022	1,740	1,697
Constellation Brands, Inc. 3.20% 2023	16,799	16,534
Constellation Brands, Inc. 3.60% 2028	1,850	1,771
Constellation Brands, Inc. 4.10% 2048	4,825	4,276
Costco Wholesale Corp. 2.30% 2022	3,500	3,432
Costco Wholesale Corp. 2.75% 2024	2,000	1,970
Cott Beverages Inc. 5.50% 20254	6,825	6,782
Energizer Holdings, Inc. 6.375% 20264	5,385	5,250
Energizer Holdings, Inc. 7.75% 20274	1,810	1,869
Energizer SpinCo Inc. 5.50% 20254	2,150	2,043
First Quality Enterprises, Inc. 5.00% 20254	6,875	6,652
First Quality Finance 4.625% 20214	1,950	1,950
Imperial Tobacco Finance PLC 3.50% 20234	10,000	9,851
Keurig Dr Pepper Inc. 4.057% 20234	20,795	21,028
Keurig Dr Pepper Inc. 4.417% 20254	9,913	10,090
Keurig Dr Pepper Inc. 4.597% 20284	494	507
Keurig Dr Pepper Inc. 4.985% 20384	8,185	8,108
Keurig Dr Pepper Inc. 5.085% 20484	8,000	7,981
Lamb Weston Holdings, Inc. 4.625% 20244	795	793
Molson Coors Brewing Co. 1.45% 2019	1,645	1,634
Molson Coors Brewing Co. 1.90% 2019	210	210
Molson Coors Brewing Co. 2.25% 2020	680	673
Molson Coors Brewing Co. 2.10% 2021	8,880	8,659
Molson Coors Brewing Co. 3.00% 2026	2,770	2,574
Molson Coors Brewing Co. 4.20% 2046	4,200	3,721
Pernod Ricard SA 4.45% 20224	12,625	13,006
Philip Morris International Inc. 2.375% 2022	5,035	4,919
Philip Morris International Inc. 2.50% 2022	10,975	10,638
Philip Morris International Inc. 2.625% 2022	8,405	8,266
Philip Morris International Inc. 4.25% 2044	2,000	1,873
Pilgrim’s Pride Corp. 5.75% 20254	2,565	2,527
Post Holdings, Inc. 5.00% 20264	6,075	5,772
Post Holdings, Inc. 5.625% 20284	5,485	5,279

The Income Fund of America — Page 27 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Prestige Brands International Inc. 5.375% 20214	$2,005	$2,013
Reckitt Benckiser Treasury Services PLC 2.75% 20244	1,350	1,306
Reynolds American Inc. 3.25% 2020	5,510	5,512
Reynolds American Inc. 3.25% 2022	6,150	5,991
Reynolds American Inc. 4.00% 2022	890	897
Reynolds American Inc. 4.45% 2025	9,133	9,212
Reynolds American Inc. 5.70% 2035	3,130	3,155
Reynolds American Inc. 5.85% 2045	16,200	15,747
Spectrum Brands Inc. 6.125% 2024	4,650	4,650
Wal-Mart Stores, Inc. 3.125% 2021	8,500	8,598
Wal-Mart Stores, Inc. 2.35% 2022	4,000	3,939
Wal-Mart Stores, Inc. 3.40% 2023	3,170	3,252
Wal-Mart Stores, Inc. 3.70% 2028	6,204	6,406
WM. Wrigley Jr. Co. 2.90% 20194	1,285	1,286
WM. Wrigley Jr. Co. 3.375% 20204	16,450	16,580
		560,245
Information technology 0.40%
Almonde Inc., Term Loan-B, (3-month USD-LIBOR + 3.50%) 6.303% 20249,10,11	1,000	963
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 10.053% 20259,10,11	27,400	25,893
Apple Inc. 2.75% 2025	13,000	12,824
Apple Inc. 2.90% 2027	3,000	2,909
Apple Inc. 3.00% 2027	3,000	2,921
Apple Inc. 3.20% 2027	8,500	8,453
Apple Inc. 3.35% 2027	4,855	4,877
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 9.499% 20259,10,11	3,985	3,995
Banff Merger Sub Inc. 9.75% 20264	3,710	3,543
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 7.780% 20219,10,11	5,472	5,151
Broadcom Ltd. 3.00% 2022	22,725	22,259
Broadcom Ltd. 2.65% 2023	4,975	4,731
Broadcom Ltd. 3.625% 2024	59,650	58,126
Broadcom Ltd. 3.875% 2027	28,645	26,446
Broadcom Ltd. 3.50% 2028	6,889	6,122
Camelot Finance SA 7.875% 20244	15,691	16,358
Colorado Buyer Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 9.77% 20259,10,11	525	478
Dell Inc. 2.65% 2020	1,300	1,280
Dell Inc. 7.125% 20244	3,225	3,404
Diebold Nixdorf AG, Term Loan A1, (3-month USD-LIBOR + 9.25%) 11.625% 20229,10,11	1,336	1,385
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 5.313% 20239,10,11	5,991	5,123
Diebold, Inc. 8.50% 2024	3,775	2,425
Ellucian, Inc. 9.00% 20234	775	798
Financial & Risk US Holdings, Inc. 6.25% 20264	1,609	1,585
Financial & Risk US Holdings, Inc. 8.25% 20264	7,525	7,074
First Data Corp. 5.375% 20234	10,950	11,190
First Data Corp. 5.75% 20244	7,650	7,889
Genesys Telecommunications Laboratories, Inc. 10.00% 20244	8,600	9,245
Genesys Telecommunications Laboratories, Inc., Term Loan B3, (3-month USD-LIBOR + 3.50%) 5.749% 20239,10,11	1,588	1,556
Infor (US), Inc. 6.50% 2022	9,770	9,978
Infor Software 7.125% 20214,12	22,525	22,778
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 3.75%) 6.269% 20249,10,11	1,607	1,582
Internet Brands, Inc., Term Loan, (3-month USD-LIBOR + 7.50%) 10.019% 20259,10,11	5,185	5,042
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 5.541% 20239,10,11	1,605	1,578
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.791% 20249,10,11	24,260	24,487

The Income Fund of America — Page 28 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 6.25% 20249,10,11	$12,342	$12,288
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 8.50%) 11.00% 20259,10,11	160	163
Microsoft Corp. 1.55% 2021	4,500	4,389
Microsoft Corp. 2.65% 2022	6,000	6,009
Microsoft Corp. 2.875% 2024	6,865	6,906
Microsoft Corp. 3.30% 2027	2,375	2,404
Microsoft Corp. 4.20% 2035	6,000	6,432
Microsoft Corp. 4.25% 2047	1,750	1,886
Solera Holdings, Inc. 10.50% 20244	3,350	3,651
Tempo Acquisition LLC 6.75% 20254	6,050	6,005
Unisys Corp. 10.75% 20224	21,740	23,753
Veritas Holdings Ltd. 7.50% 20234	8,570	7,584
Veritas Holdings Ltd. 10.50% 20244	2,144	1,577
Vertafore Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 10.053% 20269,10,11	2,025	1,974
Visa Inc. 3.15% 2025	8,000	8,056
VMware, Inc. 2.95% 2022	2,500	2,425
		419,950
Real estate 0.32%
Alexandria Real Estate Equities, Inc. 2.75% 2020	795	792
Alexandria Real Estate Equities, Inc. 3.90% 2023	1,600	1,617
Alexandria Real Estate Equities, Inc. 4.30% 2026	2,200	2,217
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,695	1,649
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,355	1,372
American Campus Communities, Inc. 3.35% 2020	3,380	3,374
American Campus Communities, Inc. 3.75% 2023	3,985	3,977
American Campus Communities, Inc. 4.125% 2024	28,615	28,881
American Campus Communities, Inc. 3.625% 2027	765	729
American Tower Corp. 3.40% 2019	6,400	6,400
American Tower Corp. 3.55% 2027	2,525	2,412
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,637
Corporate Office Properties LP 5.25% 2024	9,150	9,557
EPR Properties 4.75% 2026	3,495	3,496
EPR Properties 4.50% 2027	10,725	10,421
Equinix, Inc. 5.75% 2025	525	541
Equinix, Inc. 5.875% 2026	1,275	1,322
Equinix, Inc. 5.375% 2027	10,880	10,934
Essex Portfolio LP 3.625% 2022	9,550	9,594
Essex Portfolio LP 3.25% 2023	4,400	4,338
Essex Portfolio LP 3.875% 2024	5,900	5,935
Hospitality Properties Trust 4.25% 2021	20,500	20,515
Hospitality Properties Trust 4.50% 2023	7,835	7,826
Hospitality Properties Trust 4.50% 2025	1,960	1,872
Hospitality Properties Trust 3.95% 2028	1,990	1,779
Host Hotels & Resorts LP 4.50% 2026	2,700	2,694
Howard Hughes Corp. 5.375% 20254	14,391	14,386
Iron Mountain Inc. 5.75% 20245	5,925	5,895
Iron Mountain Inc. 4.875% 20274,5	21,565	20,001
Iron Mountain Inc. 5.25% 20284,5	15,830	14,801
Kimco Realty Corp. 3.40% 2022	1,430	1,414
Kimco Realty Corp. 4.125% 2046	2,135	1,897
Medical Properties Trust, Inc. 5.00% 2027	7,000	6,832
Prologis, Inc. 4.25% 2023	25,000	26,037
Realogy Corp. 4.50% 20194	18,600	18,612

The Income Fund of America — Page 29 of 40

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Realogy Corp. 5.25% 20214	$15,650	$15,664
Realogy Corp. 4.875% 20234	8,210	7,492
SBA Communications Corp. 4.00% 2022	7,500	7,444
Scentre Group 2.375% 20214	4,575	4,475
Scentre Group 3.25% 20254	3,140	3,028
Scentre Group 3.50% 20254	5,455	5,352
Scentre Group 3.75% 20274	3,000	2,924
Select Income REIT 3.60% 2020	5,775	5,740
Select Income REIT 4.15% 2022	1,035	1,023
WEA Finance LLC 2.70% 20194	5,620	5,607
WEA Finance LLC 3.25% 20204	11,183	11,175
Westfield Corp. Ltd. 3.15% 20224	6,020	5,973
		331,653
Total corporate bonds & notes		12,078,371
U.S. Treasury bonds & notes 10.10% U.S. Treasury 9.80%
U.S. Treasury 1.50% 2019	70,000	69,468
U.S. Treasury 1.25% 2020	180,000	177,709
U.S. Treasury 1.375% 2020	161,000	158,239
U.S. Treasury 1.375% 2020	55,000	53,962
U.S. Treasury 1.375% 2020	23,000	22,694
U.S. Treasury 1.50% 2020	22,000	21,713
U.S. Treasury 1.625% 2020	20,000	19,799
U.S. Treasury 2.00% 2020	154,000	153,185
U.S. Treasury 2.25% 2020	104,400	104,051
U.S. Treasury 2.375% 2020	522,300	521,396
U.S. Treasury 2.50% 2020	30,000	30,019
U.S. Treasury 2.50% 2020	25,000	25,002
U.S. Treasury 2.625% 202014	1,970,000	1,973,664
U.S. Treasury 2.625% 2020	57,585	57,703
U.S. Treasury 2.750% 2020	6,500	6,527
U.S. Treasury 2.875% 2020	30,000	30,197
U.S. Treasury 1.375% 2021	129,000	126,264
U.S. Treasury 2.00% 2021	65,000	64,238
U.S. Treasury 2.125% 2021	55,000	54,553
U.S. Treasury 2.25% 2021	1,000	996
U.S. Treasury 2.375% 2021	17,000	16,969
U.S. Treasury 2.50% 2021	120,000	120,094
U.S. Treasury 2.625% 2021	1,682,750	1,689,649
U.S. Treasury 2.625% 2021	600,000	603,258
U.S. Treasury 2.625% 2021	1,000	1,004
U.S. Treasury 2.75% 2021	1,030,000	1,037,447
U.S. Treasury 2.750% 2021	20,000	20,158
U.S. Treasury 1.625% 2022	1,000	973
U.S. Treasury 1.875% 2022	49,000	48,094
U.S. Treasury 2.125% 2022	28,000	27,680
U.S. Treasury 1.625% 2023	21,000	20,315
U.S. Treasury 1.75% 2023	4,900	4,763
U.S. Treasury 2.375% 2023	25,000	24,948
U.S. Treasury 2.50% 2023	36,056	36,148
U.S. Treasury 2.625% 2023	346,962	349,942
U.S. Treasury 2.625% 2023	25,000	25,196

The Income Fund of America — Page 30 of 40

unaudited

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2023	$123,800	$125,453
U.S. Treasury 2.75% 2023	57,675	58,472
U.S. Treasury 2.75% 2023	42,500	43,036
U.S. Treasury 2.875% 2023	29,203	29,770
U.S. Treasury 6.25% 2023	14,000	16,266
U.S. Treasury 2.00% 2024	49,298	48,177
U.S. Treasury 2.50% 2024	160,846	161,337
U.S. Treasury 2.00% 2025	193,000	187,036
U.S. Treasury 2.00% 2025	20,000	19,447
U.S. Treasury 2.50% 2025	21,000	21,016
U.S. Treasury 2.625% 2025	214,250	215,713
U.S. Treasury 2.625% 2025	91,937	92,615
U.S. Treasury 2.75% 2025	87,687	88,954
U.S. Treasury 2.75% 2025	36,004	36,524
U.S. Treasury 2.75% 2025	6,000	6,085
U.S. Treasury 2.875% 2025	178,675	182,508
U.S. Treasury 2.875% 202514	62,109	63,470
U.S. Treasury 2.875% 2025	20,000	20,433
U.S. Treasury 1.625% 2026	30,000	28,254
U.S. Treasury 2.25% 2027	100	97
U.S. Treasury 2.375% 2027	8,750	8,619
U.S. Treasury 2.75% 2028	6,312	6,381
U.S. Treasury 2.875% 2028	183,135	186,939
U.S. Treasury 2.875% 2028	74,810	76,361
U.S. Treasury 3.125% 2028	155,367	161,958
U.S. Treasury 5.50% 2028	23,750	29,464
U.S. Treasury 4.50% 2036	17,285	21,417
U.S. Treasury 4.50% 2038	100	125
U.S. Treasury 3.125% 2043	100	102
U.S. Treasury 3.75% 2043	17,500	19,842
U.S. Treasury 2.875% 2045	77,075	75,377
U.S. Treasury 3.00% 2045	15,053	15,078
U.S. Treasury 2.25% 2046	120	103
U.S. Treasury 2.875% 204614	72,970	71,270
U.S. Treasury 2.75% 2047	10,000	9,499
U.S. Treasury 3.00% 2047	617	618
U.S. Treasury 3.00% 204814	246,932	246,485
U.S. Treasury 3.00% 2048	7,299	7,285
U.S. Treasury 3.125% 2048	26,500	27,106
U.S. Treasury 3.375% 204814	120,932	129,782
		10,236,491
U.S. Treasury inflation-protected securities 0.30%
U.S. Treasury Inflation-Protected Security 0.625% 202415	64,817	64,694
U.S. Treasury Inflation-Protected Security 0.375% 202715	41,740	40,517
U.S. Treasury Inflation-Protected Security 0.375% 202715	12,365	12,016
U.S. Treasury Inflation-Protected Security 0.50% 202815	86,861	84,770
U.S. Treasury Inflation-Protected Security 1.375% 204415	30,094	32,063
U.S. Treasury Inflation-Protected Security 1.00% 204615	57,797	56,660
U.S. Treasury Inflation-Protected Security 0.875% 204715	18,509	17,575
		308,295
Total U.S. Treasury bonds & notes		10,544,786

The Income Fund of America — Page 31 of 40

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 2.68%	Principal amount (000)	Value (000)
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 20484,9,11	$13,852	$13,877
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 20681,4,11	2,918	2,919
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 203511	3,101	2,687
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 3.736% 20479,11	2,266	1,894
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 203411	690	706
Fannie Mae 6.00% 202111	33	34
Fannie Mae 4.50% 202411	739	761
Fannie Mae 5.50% 202411	59	62
Fannie Mae 4.50% 202511	670	689
Fannie Mae 4.50% 202511	386	396
Fannie Mae 4.50% 202511	369	379
Fannie Mae 4.50% 202511	333	343
Fannie Mae 6.00% 202611	647	698
Fannie Mae 5.50% 203311	243	263
Fannie Mae 3.00% 203411,16	14,350	14,372
Fannie Mae 3.50% 203411,16	26,000	26,480
Fannie Mae 4.00% 203411,16	36,613	37,662
Fannie Mae 4.00% 203411,16	3,387	3,480
Fannie Mae 5.50% 203511	216	235
Fannie Mae 3.00% 203611	37,961	37,850
Fannie Mae 3.00% 203611	18,583	18,528
Fannie Mae 3.00% 203611	985	982
Fannie Mae 5.50% 203611	1,355	1,477
Fannie Mae 6.00% 203611	393	431
Fannie Mae 6.00% 203611	325	356
Fannie Mae 6.00% 203611	67	72
Fannie Mae 3.00% 203711	18,695	18,640
Fannie Mae 3.00% 203711	11,589	11,555
Fannie Mae 3.00% 203711	11,431	11,397
Fannie Mae 6.00% 203711	2,264	2,482
Fannie Mae 6.00% 203711	867	949
Fannie Mae 6.00% 203711	643	703
Fannie Mae 6.50% 203711	365	409
Fannie Mae 6.50% 203711	100	113
Fannie Mae 6.00% 203811	1,324	1,451
Fannie Mae 6.00% 203811	750	822
Fannie Mae 4.50% 203911	13,275	13,992
Fannie Mae 6.00% 203911	560	604
Fannie Mae 6.50% 203911	258	290
Fannie Mae 4.00% 204011	6,790	7,011
Fannie Mae 4.00% 204011	3,867	3,994
Fannie Mae 4.00% 204011	267	277
Fannie Mae 4.50% 204011	28	29
Fannie Mae 4.50% 204011	26	27
Fannie Mae 5.00% 204011	3,743	3,991
Fannie Mae 3.50% 204111	111	112
Fannie Mae 4.00% 204111	5,985	6,196
Fannie Mae 4.00% 204111	4,662	4,826
Fannie Mae 4.00% 204111	452	468
Fannie Mae 4.00% 204111	274	284
Fannie Mae 4.00% 204111	260	269
Fannie Mae 4.00% 204111	116	120
Fannie Mae 4.50% 204111	119	125
Fannie Mae 5.00% 204111	246	262
Fannie Mae 5.00% 204111	237	252

The Income Fund of America — Page 32 of 40

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.00% 204111	$191	$204
Fannie Mae 5.00% 204111	165	176
Fannie Mae 3.50% 204211	28,823	29,167
Fannie Mae 3.50% 204211	11,035	11,166
Fannie Mae 4.00% 204211	5,147	5,329
Fannie Mae 4.00% 204211	2,197	2,275
Fannie Mae 4.00% 204211	729	754
Fannie Mae 3.50% 204311	20,518	20,763
Fannie Mae 4.00% 204311	2,564	2,669
Fannie Mae 4.00% 204311	1,888	1,965
Fannie Mae 4.00% 204311	1,714	1,776
Fannie Mae 4.00% 204411	28,942	29,747
Fannie Mae 3.50% 204511	12,482	12,636
Fannie Mae 3.50% 204511	11,124	11,234
Fannie Mae 4.00% 204511	38,854	40,246
Fannie Mae 4.00% 204511	6,444	6,671
Fannie Mae 3.00% 204611	63,505	62,434
Fannie Mae 3.50% 204611	52,222	52,645
Fannie Mae 3.50% 204611	24,494	24,702
Fannie Mae 3.50% 204611	24,212	24,489
Fannie Mae 3.50% 204611	24,085	24,280
Fannie Mae 3.50% 204611	20,517	20,702
Fannie Mae 3.50% 204611	10,008	10,110
Fannie Mae 3.50% 204611	6,298	6,347
Fannie Mae 3.50% 204711	12,680	12,775
Fannie Mae 3.50% 204711	8,858	8,906
Fannie Mae 3.50% 204711	1,305	1,312
Fannie Mae 4.00% 204711	52,047	53,451
Fannie Mae 4.00% 204711	22,789	23,478
Fannie Mae 4.00% 204711	14,731	15,123
Fannie Mae 6.50% 204711	245	256
Fannie Mae 7.00% 204711	279	306
Fannie Mae 7.00% 204711	210	231
Fannie Mae 7.00% 204711	142	156
Fannie Mae 7.00% 204711	19	21
Fannie Mae 3.50% 204811	238,388	239,684
Fannie Mae 3.50% 204811	101,727	102,281
Fannie Mae 3.50% 204811	64,397	64,747
Fannie Mae 3.50% 204811	47,768	48,028
Fannie Mae 3.50% 204811	21,358	21,474
Fannie Mae 3.50% 204811	5,157	5,186
Fannie Mae 3.50% 204811	4,798	4,824
Fannie Mae 4.00% 204811	38,637	39,926
Fannie Mae 4.00% 204811	32,191	33,015
Fannie Mae 4.00% 204811	26,335	27,018
Fannie Mae 4.00% 204811	15,924	16,316
Fannie Mae 4.00% 204811	1,168	1,197
Fannie Mae 4.00% 204811	616	631
Fannie Mae 4.50% 204811	63,676	66,208
Fannie Mae 3.50% 204911,16	990	995
Fannie Mae 3.50% 204911,16	590	592
Fannie Mae 4.00% 204911	26,231	27,106
Fannie Mae, Series 2001-4, Class NA, 9.069% 20259,11	—7	—7
Fannie Mae, Series 2001-4, Class GA, 9.188% 20259,11	13	14
Fannie Mae, Series 2001-20, Class E, 9.547% 20319,11	13	13

The Income Fund of America — Page 33 of 40

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2007-33, Class HE, 5.50% 203711	$2,364	$2,598
Fannie Mae, Series 2007-24, Class P, 6.00% 203711	1,051	1,168
Fannie Mae, Series 2001-T10, Class A1, 7.00% 204111	230	260
Fannie Mae, Series 2001-50, Class BA, 7.00% 204111	216	240
Fannie Mae, Series 2002-W3, Class A5, 7.50% 204111	155	178
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 20429,11	411	447
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 20229,11	4,285	4,221
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 202211	9,580	9,506
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 202211	6,658	6,635
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 20239,11	8,097	8,255
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.501% 20239,11	9,011	9,253
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 20249,11	7,990	8,049
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.46% 20249,11	10,000	10,252
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.485% 20269,11	16,665	15,949
Freddie Mac 3.50% 203311	25,170	25,637
Freddie Mac 4.50% 203511	6,568	6,860
Freddie Mac 3.00% 203611	900	898
Freddie Mac 3.00% 203611	627	625
Freddie Mac 6.50% 203811	681	753
Freddie Mac 4.50% 203911	634	662
Freddie Mac 5.00% 203911	941	999
Freddie Mac 5.00% 203911	599	637
Freddie Mac 4.50% 204011	14,772	15,536
Freddie Mac 4.00% 204111	1,118	1,156
Freddie Mac 4.50% 204111	1,223	1,286
Freddie Mac 4.50% 204111	1,212	1,271
Freddie Mac 4.50% 204111	1,091	1,145
Freddie Mac 5.00% 204111	80	85
Freddie Mac 4.50% 204211	2,285	2,403
Freddie Mac 4.50% 204211	1,367	1,437
Freddie Mac 4.00% 204311	4,099	4,240
Freddie Mac 4.00% 204311	3,887	4,023
Freddie Mac 4.00% 204311	2,116	2,198
Freddie Mac 4.00% 204311	1,368	1,416
Freddie Mac 4.00% 204511	23,194	24,003
Freddie Mac 3.00% 204611	10,455	10,333
Freddie Mac 4.00% 204611	18,677	19,205
Freddie Mac 4.00% 204611	13,910	14,304
Freddie Mac 4.00% 204611	11,927	12,265
Freddie Mac 4.50% 204611	11,435	11,914
Freddie Mac 4.50% 204611	2,981	3,106
Freddie Mac 3.50% 204711	83,028	83,542
Freddie Mac 3.50% 204711	36,905	37,149
Freddie Mac 3.50% 204711	23,639	23,786
Freddie Mac 3.50% 204711	21,191	21,356
Freddie Mac 3.50% 204711	9,641	9,716
Freddie Mac 3.50% 204711	1,737	1,747
Freddie Mac 4.00% 204711	33,231	34,131
Freddie Mac 3.50% 204811	22,520	22,659
Freddie Mac 3.50% 204811	18,424	18,536
Freddie Mac 3.50% 204811	18,124	18,236
Freddie Mac 4.00% 204811	76,736	78,627
Freddie Mac 4.00% 204811	59,750	61,263
Freddie Mac 4.00% 204811	5,194	5,330
Freddie Mac, Series 2890, Class KT, 4.50% 201911	57	57

The Income Fund of America — Page 34 of 40

unaudited

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 2289, Class NB, 9.00% 20229,11	$2	$2
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 4.71% 20249,11	3,868	3,940
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 4.46% 20259,11	2,452	2,496
Freddie Mac, Series 3257, Class PA, 5.50% 203611	2,442	2,698
Freddie Mac, Series 3286, Class JN, 5.50% 203711	1,926	2,041
Freddie Mac, Series 3318, Class JT, 5.50% 203711	1,043	1,121
Freddie Mac, Series K019, Class A2, Multi Family, 2.272% 202211	8,000	7,892
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 202211	8,280	8,187
Freddie Mac, Series K036, Class A1, Multi Family, 2.777% 202311	7,091	7,074
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 20259,11	10,500	10,958
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 202711	6,340	6,326
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 202711	7,695	7,708
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 20279,11	5,700	5,705
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 20279,11	5,240	5,293
Freddie Mac, Series K072, Class A2, Multi Family, 3.444% 202711	4,750	4,845
Freddie Mac, Series K073, Class A2, Multi Family, 3.35% 202811	7,857	7,952
Freddie Mac, Series K075, Class A2, Multi Family, 3.65% 20289,11	11,045	11,435
Freddie Mac, Series K077, Class A2, Multi Family, 3.85% 202811	10,330	10,853
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 202811	8,965	9,466
Freddie Mac, Series K080, Class A2, Multi Family, 3.926% 20289,11	15,705	16,594
Freddie Mac, Series K085, Class A2, Multi Family, 4.06% 20289,11	7,792	8,338
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 205611	15,244	15,035
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.50% 205611	14,691	14,633
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.75% 20569,11	14,377	14,035
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 205611	14,484	14,094
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 205611	1,685	1,668
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 20579,11	3,630	3,562
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 205711	2,835	2,830
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 20571,11	8,492	8,768
Freddie Mac Seasoned Loan Structured Transaction, Series 2018-2, Class A1, 3.50% 202811	5,176	5,197
Government National Mortgage Assn. 4.50% 204111	784	817
Government National Mortgage Assn. 4.00% 204811	32,839	33,804
Government National Mortgage Assn. 4.00% 204811	19,043	19,653
Government National Mortgage Assn. 4.00% 204811	5,115	5,292
Government National Mortgage Assn. 3.50% 204911,16	54,000	54,686
Government National Mortgage Assn. 4.00% 204911,16	56,500	58,118
Government National Mortgage Assn. 4.00% 204911,16	51,000	52,405
Government National Mortgage Assn. 4.50% 204911,16	170,000	176,471
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.649% 20369,11	3,526	3,146
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 204711	1,926	1,934
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20264,11	2,070	2,214
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 20409,11	207	207
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20294,11	6,370	6,402
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 20484,9,11	7,783	7,888
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.933% 20369,11	2,133	1,857
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20564,9,11	16,205	15,922
		2,800,145
Federal agency bonds & notes 0.65%
Fannie Mae 2.75% 2021	90,000	90,619
Fannie Mae 6.25% 2029	32,000	40,965
Federal Home Loan Bank 1.50% 2019	50,000	49,627
Federal Home Loan Bank 2.125% 2020	95,000	94,558
Federal Home Loan Bank 2.375% 2020	125,000	124,933

The Income Fund of America — Page 35 of 40

unaudited

Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Freddie Mac 1.875% 2020	$75,000	$74,195
Freddie Mac 2.50% 2020	200,000	199,902
		674,799
Municipals 0.11% Illinois 0.09%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	22,790	21,813
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	6,200	6,125
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	5,180	5,045
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	2,500	2,516
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	800	916
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	5,865	5,937
G.O. Bonds, Pension Funding Series 2003, 5.10% 203311	52,665	50,471
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	595	626
		93,449
California 0.02%
Various Purpose G.O. Bonds, Series 2010, 6.20% 2019	24,675	24,739
Puerto Rico 0.00%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 4.90% 2020	270	247
		118,435
Asset-backed obligations 0.10%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20214,11	8,000	7,960
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40% 202111	4,076	4,069
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.771% 20254,9,11	854	854
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 2.649% 20379,11	802	761
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 2.659% 20379,11	1,425	1,371
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 20214,11	702	702
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20284,11	9,500	9,389
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20304,11	10,105	10,195
Ford Credit Auto Owner Trust, Series 2018-1, Class A 3.52% 20304,11	9,000	9,054
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20314,11	16,060	15,875
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20374,11	4,366	4,348
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 202311	605	600
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 20244,11	3,765	3,707
IndyMac Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 2.67% 20379,11	814	781
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 202111	2,018	2,016
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 202111	2,430	2,426
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 20364,11	2,777	2,744
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.817% 20254,9,11	4,386	4,385
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20384,11	8,241	8,203
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20394,11	1,957	1,946
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20424,11	4,415	4,489

The Income Fund of America — Page 36 of 40

unaudited

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 20424,11	$4,406	$4,336
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 202511	9,025	9,127
		109,338
Bonds & notes of governments & government agencies outside the U.S. 0.09%
CPPIB Capital Inc. 1.25% 20194	3,900	3,865
CPPIB Capital Inc. 2.375% 20214	8,000	7,952
Portuguese Republic 5.125% 2024	39,415	41,871
PT Indonesia Asahan Aluminium Tbk 5.23% 20214	1,862	1,925
PT Indonesia Asahan Aluminium Tbk 5.71% 20234	1,020	1,075
PT Indonesia Asahan Aluminium Tbk 6.53% 20284	395	435
PT Indonesia Asahan Aluminium Tbk 6.757% 20484	655	722
Qatar (State of) 3.875% 20234	10,470	10,686
Saudi Arabia (Kingdom of) 2.875% 20234	5,000	4,877
Saudi Arabia (Kingdom of) 4.00% 20254	17,720	17,951
		91,359
Total bonds, notes & other debt instruments (cost: $26,487,802,000)		26,417,233
Short-term securities 7.54%
3M Co. 2.50% due 3/26/20194	35,000	34,869
Apple Inc. 2.50% due 3/21/20194	95,000	94,677
BNP Paribas 2.36% due 2/1/2019	19,150	19,149
Chariot Funding, LLC 2.62% due 2/27/20194	75,000	74,858
Chevron Corp. 2.43% due 3/21/20194	20,000	19,933
ExxonMobil Corp. 2.37%–2.44% due 2/4/2019–3/22/2019	100,000	99,816
Fannie Mae 2.38%–2.39% due 3/18/2019–3/26/2019	275,000	274,062
Federal Home Loan Bank 2.24%–2.42% due 2/6/2019–4/22/2019	1,362,900	1,359,393
Freddie Mac 2.36%–2.38% due 2/20/2019–4/17/2019	122,300	121,773
General Dynamics Corp. 2.48%–2.51% due 2/21/2019–3/5/20194	95,000	94,825
HSBC USA Inc. 2.73% due 3/4/20194	50,000	49,888
IBM Credit LLC 2.50% due 2/14/20194	50,000	49,953
National Rural Utilities Cooperative Finance Corp. 2.46% due 2/26/2019	35,000	34,937
Pfizer Inc. 2.46% due 3/11/20194	50,000	49,862
Simon Property Group, LP 2.43% due 2/1/20194	20,000	19,999
U.S. Treasury Bills 2.01%–2.44% due 2/7/2019–7/18/2019	5,415,500	5,374,559
United Parcel Service Inc. 2.40% due 3/15/20194	50,000	49,857
Wal-Mart Stores, Inc. 2.48% due 3/29/20194	50,000	49,804
Total short-term securities (cost: $7,873,158,000)		7,872,214
Total investment securities 100.08% (cost: $89,670,840,000)		104,489,526
Other assets less liabilities (0.08)%		(86,597)
Net assets 100.00%		$104,402,929

The Income Fund of America — Page 37 of 40

unaudited

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount17 (000)	Value at 1/31/201918 (000)	Unrealized (depreciation) appreciation at 1/31/2019 (000)
30 Day Federal Funds Futures	Long	701	February 2019	$292,107	$285,096	$—7
30 Day Federal Funds Futures	Short	241	April 2019	(100,425)	(98,019)	(56)
30 Day Federal Funds Futures	Long	263	May 2019	109,592	106,973	16
30 Day Federal Funds Futures	Short	132	July 2019	(55,004)	(53,690)	(28)
30 Day Federal Funds Futures	Short	263	October 2019	(109,592)	(106,989)	(22)
2 Year U.S. Treasury Note Futures	Long	3,151	April 2019	630,200	669,046	400
5 Year U.S. Treasury Note Futures	Long	6,175	April 2019	617,500	709,257	2,205
10 Year Ultra U.S. Treasury Note Futures	Short	286	March 2019	(28,600)	(37,377)	(237)
10 Year U.S. Treasury Note Futures	Short	319	March 2019	(31,900)	(39,068)	(114)
30 Year Ultra U.S. Treasury Bond Futures	Long	464	March 2019	46,400	74,762	447
						$2,611

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 1/31/2019 (000)
Purchases (000)	Sales (000)
USD54,608	AUD76,000	Citibank	2/27/2019	$(658)

The Income Fund of America — Page 38 of 40

unaudited

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $16,615,722,000, which represented 15.91% of the net assets of the fund. This amount includes $16,461,549,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,951,191,000, which represented 4.74% of the net assets of the fund.
5	Represents an affiliated company as defined under the Investment Company Act of 1940.
6	Value determined using significant unobservable inputs.
7	Amount less than one thousand.
8	Step bond; coupon rate may change at a later date.
9	Coupon rate may change periodically.
10	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $318,751,000, which represented .31% of the net assets of the fund.
11	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
12	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
13	Scheduled interest and/or principal payment was not received.
14	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $7,377,000, which represented .01% of the net assets of the fund.
15	Index-linked bond whose principal amount moves with a government price index.
16	Purchased on a TBA basis.
17	Notional amount is calculated based on the number of contracts and notional contract size.
18	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP 6.50% 2021	3/6/2017-7/20/2018	$97,225	$97,407.09%
Blackstone CQP Holdco LP 6.00% 2021	8/9/2017	20,000	19,980.02
Ascent Resources - Utica, LLC, Class A	4/25/2016-11/15/2016	56,848	26,452.03
Advanz Pharma Corp.	8/31/2018	12,176	17,472.02
White Star Petroleum Corp., Class A	6/30/2016	4,354	2,279.00
Rotech Healthcare Inc.	11/26/2014	19,660	2,173.00
NCI Building Systems, Inc.	11/16/2018	163	56.00
Corporate Risk Holdings Corp.	9/1/2015	—	—	.00
Total private placement securities		$210,426	$165,819.16%

Key to abbreviations and symbol
ADR = American Depositary Receipts
AUD = Australian dollars
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
CLO = Collateralized Loan Obligations
G.O. = General Obligation
GBP = British pounds
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SDR = Swedish Depositary Receipts
TBA = To-be-announced
USD/$ = U.S. dollars

The Income Fund of America — Page 39 of 40

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2019 Capital Group. All rights reserved.

MFGEFPX-006-0319O-S66082	The Income Fund of America — Page 40 of 40

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the The Income Fund of America’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the The Income Fund of America’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: March 29, 2019

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: March 29, 2019